UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Courtney R. Taylor

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Private Client Services FundsSM Annual Report For the year ended October 31, 2017

Annual Report to
Shareholders

Capital Group Core Municipal FundSM

Capital Group Short-Term Municipal FundSM

Capital Group California Core Municipal FundSM

Capital Group California Short-Term Municipal FundSM

Capital Group Core Bond FundSM

Capital Group Global Equity FundSM

Capital Group International Equity FundSM

Capital Group U.S. Equity FundSM

capitalgrouppcsfunds.com

Capital Group Private Client Services Funds

Letter to investors

October 31, 2017 (unaudited)

Fellow investors:

Global equities advanced powerfully in the 12-month period ended October 31, 2017, as ongoing expansion in the U.S. was accompanied by a strong pickup in European growth and notable economic improvement throughout the emerging world. The U.S. market was paced by steady gains in employment, continued low interest rates and vibrant consumer confidence. Economic improvement has been especially pronounced overseas as sturdier economies in Europe, Japan and the emerging markets have raised hope that sustainable recoveries are finally underway in these regions. The world’s major economies expanded simultaneously for the first time in a decade, with manufacturing activity, earnings growth and retail sales all showing clear improvement. As global equities climbed throughout the period, we adjusted the funds’ holdings to take advantage of opportunities. For example, exposure to some large technology companies was trimmed amid the surge in that sector, with the proceeds directed toward companies in other industries with promising long-term potential.

Fixed-income markets fell sharply at the beginning of the period following the U.S. presidential election, but stabilized afterward when an expected surge in economic growth did not immediately materialize. After peaking in March, bond yields eased back in the ensuing months before spiking moderately late in the period as global economic activity picked up.

Equity Commentary

Over the past 12 months, the Capital Group U.S. Equity Fund rose 23.37%, on par with the 23.63% gain in the S&P 500 index. The Capital Group International Equity Fund advanced 25.23%, outpacing its benchmark, the MSCI EAFE Index, which gained 23.44%. The Capital Group Global Equity Fund climbed 26.47%, beating the 22.77% advance in its benchmark, the MSCI World Index.

Capital Group U.S. Equity Fund

The fund benefited from robust gains in major technology and Internet companies, which were marked by impressive earnings, dominant market share and buoyant predictions about their future prospects. The weighting of tech stocks in the S&P 500 reached its highest level since the tech-stock boom of 2000. Among the contributors to results were Microsoft, which reported strong earnings driven by demand for cloud-based services. Chipmaker Broadcom reported better-than-expected revenue and earnings backed by a strong product pipeline. Financial payments giant Visa saw a rise in transaction volumes and growth in mobile payments. Though exposure to some dominant tech companies was lightened during the period, our managers believe the long-term prospects for this sector remain favorable.

The fund was also helped by aircraft manufacturer Boeing, which reported vibrant growth in new orders. As economic growth lifts more people into the middle class in Asia and other emerging markets, an increasing portion of consumer discretionary income is being earmarked for air travel. Beyond aerospace, the fund also got a boost from Waste Connections. The trash hauler guided profit estimates higher and hinted at a large dividend increase, making it one of the fund’s top five contributors.

The fund has taken profits in some companies that have been successful in corporate turnaround efforts, as well as those whose shares have jumped in response to acquisition offers from competitors. The fund redeployed some of that capital into selected stocks within various industries, including utilities and telecommunications.

On the downside, the fund was negatively impacted by significant weakness in Advance Auto Parts, which suffered disappointing earnings and warned that same-store sales would fall more than expected. Elsewhere in the consumer discretionary sector, Newell Brands lowered its earnings guidance after Hurricane Harvey disrupted its supply chain.

The fund also was affected by ongoing weakness in the energy sector, as the price of crude oil fell during the first half of the period before rebounding later. The share prices of oil services giant Schlumberger, pipeline operator Enbridge and oil company Occidental Petroleum all slid during the period. The selling pressure created opportunities to increase exposure to select energy companies that continue to have promising long-term outlooks. The fund also added to positions within biotechnology as that industry makes progress in developing innovative drugs to address numerous medical conditions.

Private Client Services Funds	1

Capital Group Private Client Services Funds

Letter to investors

October 31, 2017 (unaudited) (continued)

Capital Group International Equity Fund

International stocks jumped as Europe, recovering from an extended period of lackluster growth, flashed its brightest economic signs in years. A number of indicators, including a notable increase in the number of companies issuing positive earnings surprises, suggested that the eurozone may finally be turning a decisive corner. Though many countries remain burdened by high joblessness and government debt, the Continent’s slow pace of recovery from the 2008 financial crisis leaves room for substantial improvement in coming years.

Information technology businesses, particularly those specializing in automation and other niche areas, posted strong returns. The top contributor to results was Keyence, a factory automation sensor manufacturer, which reported higher revenue and earnings as customers seek ways to streamline traditional manufacturing operations. ASML Holding, which supplies photolithography systems to the semiconductor industry, issued upbeat guidance after better-than-expected earnings.

Aerospace also boosted this fund: two of the top five contributors came from that sector. European aircraft giant Airbus and components manufacturer Safran both benefited from the trend toward increasing global air travel.

On the downside, detractors were spread across a variety of sectors, with many of the share price declines due more to company-specific factors than to macroeconomic trends. Shares of SES declined as a delay in the launch of new satellites resulted in short-term earnings pressure. At Sysmex, which specializes in hematology diagnostics, an oversupply of inventory in China was among the factors that caused growth to slow. AA, a roadside car service operator in the U.K., suffered as a slower-than-expected turnaround in the business was compounded by concerns that Brexit could dampen consumer spending. Tobacco company Imperial Brands was weighed down by concerns about soft volume growth and increasing leverage.

Capital Group Global Equity Fund

The fund benefited from optimism about the prospects for the global economy and strong results from technology-oriented businesses, with half of the top 10 contributors coming from the tech sector. Shares of Taiwan Semiconductor rose as the chip maker’s competitive position improved and its business became less cyclical. ASML Holding, Keyence, Broadcom and Apple also added to results.

Beyond technology, two of the fund’s top performers were in the financial industry, which benefited from global economic stability and expectations of lighter regulation in the U.S. Banking giant JP Morgan Chase was helped by well-regarded management and expectations of dividend growth.

On the downside, ongoing softness in the energy sector weighed on companies including Occidental Petroleum, which suffered from soft crude oil prices. Oil services giant Schlumberger confronted reduced exploration and development spending by big energy companies, while pipeline operator Enbridge guided expectations lower amid fear of delays in customer spending.

In other areas, Nielsen Holdings saw a slower-than-expected turnaround in one of its business segments. Shares of tobacco company Imperial Brands were dragged lower by concerns about soft volume growth.

Fixed-Income Commentary

After spiking early on, bond yields receded for much of the period before rising a bit toward the end. Overall, yields remained low and fluctuated within a relatively narrow range. The yield on the benchmark 10-year Treasury note generally ranged between 2% and 2.5% for much of the period. The Capital Group Core Bond, Core Municipal, Short-Term Municipal and California Short-Term Municipal bond funds all outpaced the performance of their respective benchmarks.

2	Private Client Services Funds

Capital Group Private Client Services Funds

Letter to investors

October 31, 2017 (unaudited) (continued)

Capital Group Core Bond Fund

The Core Bond fund had a total return of 0.81%, topping the 0.14% return of its benchmark. The fund had an underweight position in U.S. Treasuries and a slight overweight in investment-grade corporate bonds. It was also overweight asset-backed securities, whose repayment streams are tied to credit cards, auto loans and mortgages. Managers feel there are attractive values in these securities.

Capital Group Core Municipal Fund and Capital Group Short-Term Municipal Fund

The Core Municipal fund had a total return of 1.56%, exceeding the 1.48% of its benchmark. The fund invests in a range of high-quality revenue bonds, which are issued to finance public-related services such as roads, bridges, airports and schools. Slightly more than 17% of the fund’s assets were in transportation bonds, and nearly 15% each in health care and housing-related securities.

The Short-Term Municipal fund rose 1.58%, beating the 1.35% return of its benchmark. Nearly one-fifth of the fund’s assets were in housing-related securities, with a further 17% in transportation-related ventures. Nearly 14% were in health care issues, and an additional 11% in utility holdings.

Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund

The California Core Municipal fund had a total return of 1.15%. This compares with a total return of 1.37% for its benchmark.

The California Short-Term Municipal fund had a total return of 1.29%, topping the 1.10% return of its benchmark. The fund had nearly one-third of its assets in tax-related holdings, the bulk of those in tax allocation securities, which are often issued to finance redevelopment projects. An additional 23% of assets were in general obligation bonds, and more than 11% in utilities-related securities.

The fixed-income market may experience heightened volatility in the coming year if the Federal Reserve continues to raise short-term interest rates. But though that may cause fluctuations in portions of the bond market, it could also create opportunities to acquire securities with attractive yields. Bonds remain a central component of portfolios, as they typically provide stability in periods when equity prices can fluctuate. During such times, fixed income can help to smooth out the normal gyrations in the financial markets.

Sincerely yours,

John S. Armour

President

William L. Robbins

Senior Vice President and Equity Portfolio Manager

John R. Queen

Senior Vice President and Fixed-Income Portfolio Manager

Private Client Services Funds	3

Capital Group Core Municipal Fund

October 31, 2017

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2017, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

4	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - 89.8%	Principal amount (000)	Value (000)
Alabama - 1.6%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 2021	$2,230	$2,469
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 2023	100	116
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 2020	1,200	1,327
Black Belt Energy Gas Dist., Natural Gas Util. Imps. Rev. Bonds, Series A (Mandatory Put 06/01/21 @ 100), 4.00%, 2046[1]	1,000	1,080
City of Huntsville, Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2021	250	286
5.00%, 2022	450	526
City of Huntsville, Energy Res. Auth. Rev. Ref. Bonds, Series B:
5.00%, 2021	225	257
5.00%, 2022	400	468
County of Jefferson, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	500	549
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	150	155
		7,233

Alaska - 0.1%
Alaska Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A, 3.50%, 2046	300	318
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 2040	215	218
		536

Arizona - 2.6%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 2.77%, 2048[1]	3,100	3,155
City of Tucson, Water Rev. Ref. Bonds, 5.00%, 2020	750	824
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 2018	1,000	1,021
Maricopa County Ind. Dev. Auth., Charter School AID Rev. Ref. Bonds, Series A, 5.00%, 2027	745	905
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2020	2,800	3,066
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 2024	125	129
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 2022	1,000	1,058
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2020	160	167
5.00%, 2021	1,000	1,007
		11,332

Arkansas - 0.1%
Arkansas Dev. Fin. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 09/01/22 @ 100), 2.47%, 2044[1]	600	606
		606

California - 6.2%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
1.82%, 2045	2,200	2,239
1.82%, 2047	1,500	1,527
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.62%, 2047[1]	1,000	1,006
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 2028	315	371

Private Client Services Funds	5

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
California Muni. Fin. Auth., Res. Recovery Imps. Rev. Bonds (Mandatory Put 01/02/18 @ 100), 1.10%, 2021[1]	$500	$500
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 05/01/17 @ 100), 0.95%, 2024[1,2]	1,500	1,500
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	1,065	1,216
California Statewide Comms. Dev. Auth., Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 2.12%, 2037[1]	1,000	1,009
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2025	620	735
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2020	910	992
City of Irvine California, Special Assessment Ref. Bonds, 5.00%, 2023	900	1,052
City of Irvine, Special Assessment Ref. Bonds, 3.125%, 2021	565	593
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	584
Irvine Unified School Dist., Prop. Acquisition Special Tax Bonds, Series A, 5.00%, 2025	250	298
Lancaster Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2024	175	209
5.00%, 2026	825	1,011
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.30%, 2027[1]	1,350	1,350
Murrieta Valley Unified School Dist. Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series A, 5.00%, 2022	1,250	1,423
Palm Desert Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2020	1,200	1,328
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2026	1,200	1,441
Rancho Cordova Comm. Facs. Dist., Public Imps. Special Tax Ref. Bonds, 4.00%, 2024	500	548
RNR School Fncg. Auth., School Imps. Special Tax Bonds, Series A (BAM Insured), 5.00%, 2028	1,000	1,202
San Francisco City & County Redev. Agcy., Special Tax Rev. Ref. Bonds, 5.00%, 2021	800	897
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 2019	600	644
State of California, G.O. General Fund Ref. Bonds, 5.00%, 2030	2,000	2,415
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	100	107
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2030	1,000	1,181
		27,378

Colorado - 2.7%
Centerra Metropolitan Dist. No. 1, Tax Allocation Repayment of Bank Ln. Rev. Bonds:
2.70%, 2019	705	710
5.00%, 2020	1,250	1,347
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 2028	200	216
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	567
Colorado Health Facs. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 11/15/23 @ 100), 5.00%, 2036[1]	1,570	1,837
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	1,825	2,128
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	1,485	1,498
E-470 Public Highway Auth., Misc. Rev. Ref. Bonds (Mandatory Put 09/01/19 @ 100), 1.725%, 2039[1]	200	201
E-470 Public Highway Auth., Misc. Rev. Ref. Bonds (Mandatory Put 09/01/21 @ 100), 1.88%, 2039[1]	200	203

6	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Colorado - continued
Mountain Shadows Metropolitan Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2026	$735	$750
Park Creek Metropolitan Dist., Tax Increment Allocation Ref. Bonds, 5.00%, 2024	1,100	1,275
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 2018	1,000	1,023
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2020	150	165
		11,920

Connecticut - 1.7%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 3.50%, 2044	295	312
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 4.00%, 2045	805	870
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series A-1, 4.00%, 2047	3,980	4,302
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1:
4.00%, 2044	270	288
4.00%, 2047	1,475	1,599
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series D-1 (GNMA/FNMA/FHLMC COLL Insured), 4.00%, 2047	300	326

		7,697

Florida - 5.3%
Brevard County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	500	554
5.00%, 2022	500	566
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, 2019	1,500	1,587
5.00%, 2020	1,100	1,205
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, 2019	150	159
City of Cape Coral, Special Assessment Ref. Bonds (AGM Insured), 1.90%, 2020	995	1,009
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 2018	100	104
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 2019	1,000	1,073
City of Pompano Beach, Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2023	620	715
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured), 5.00%, 2021	500	569
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2018	1,100	1,138
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 2022	1,000	1,130
5.00%, 2026	655	780
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 2028	195	200
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 2029	305	312
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	200	207
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	600	662
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 2019	1,450	1,502
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, 2020	300	314
5.00%, 2022	400	419
5.00%, 2023	300	314
Mid-Bay Bridge Auth., Highway Tolls Rev. Ref. Bonds, Series C, 5.00%, 2021	575	642
Orlando Utils. Commission Water Rev. Ref. Bonds, Series B, 5.00%, 2023	225	237
Orlando Utils. Commission Water Rev. Ref. Bonds, Series B (Pre-refunded with U.S. Treasury Obligations 04/01/19 @ 100), 5.00%, 2023	175	184

Private Client Services Funds	7

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Florida - continued
Palm Beach County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2027	$300	$347
South Florida Water Mgmt. Dist., Cert. of Part. Lease Ref. Bonds, 5.00%, 2025	1,500	1,805
Southeast Overtown Park West Comm Redev. Agcy., Tax Increment Allocation Loc. Housing Rev. Ref. Bonds, Series A-1:[2]
5.00%, 2019	1,000	1,042
5.00%, 2021	785	856
Tampa Bay Water Rev. Ref. Bonds, Series B, 5.00%, 2018	430	445
Village Comm. Dev. Dist. No. 6, Special Assessment Ref. Bonds, 4.00%, 2020	355	373
Volusia County Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series B:
5.00%, 2023	400	469
5.00%, 2028	1,000	1,162
Winter Garden Village at Fowler Groves Comm. Dev. Dist., Special Assessment Ref. Bonds, 3.00%, 2024	1,185	1,181
		23,262

Georgia - 2.6%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 2023	965	974
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 2020	1,260	1,351
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	200	216
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	2,430	2,562
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	850	921
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series B-1, 3.50%, 2045	430	452
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 3.50%, 2045	965	1,022
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 2018	400	409
Georgia State Road & Tollway Auth., Rev. Ref. Bonds, Series B, 5.00%, 2021	1,000	1,125
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 4.00%, 2021	1,000	1,072
Private Colleges & Universities Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2020	1,250	1,349
		11,453

Guam - 0.4%
Guam Govt. Waterworks Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 2019	440	464
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,200	1,313
		1,777

Hawaii - 0.3%
State of Hawaii, G.O. Public Imps., Series DZ, 5.00%, 2019	645	695
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2022	400	439
		1,134

Idaho - 0.5%
Idaho Housing & Fin. Association, Rev. Ref. Bonds:
5.00%, 2020	1,000	1,098
5.00%, 2022	1,000	1,154
		2,252

8	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)

Illinois – 9.7%
Chicago O’Hare Intl. Airport, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.00%, 2026	$1,135	$1,370
Chicago O’Hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	250	277
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 2022	1,000	1,082
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	555
City of Chicago, Sewer Imps. Rev. Bonds:
5.00%, 2020	1,065	1,142
4.00%, 2021	1,000	1,068
City of Chicago, Water Rev. Ref. Bonds, 5.00%, 2021	1,025	1,146
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	200	207
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, 2025[1]	2,000	2,011
Illinois Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.125%, 2020	750	785
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2022	850	976
5.00%, 2027	590	679
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2021	500	564
5.00%, 2027	250	291
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 2030[1]	1,000	1,053
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series C, 5.00%, 2026	600	696
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2027	930	1,105
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,500	1,620
Illinois Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2025	125	149
5.00%, 2026	120	144
Illinois Fin. Auth., Sewer Imps. Misc. Rev. Bonds:
5.00%, 2020	1,000	1,080
5.00%, 2020	700	768
Illinois Fin. Auth., Water Util. Imps. Rev. Bonds:
5.00%, 2021	150	167
4.00%, 2026	1,000	1,134
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.92%, 2050[1]	2,000	1,984
Illinois Muni. Electric Agcy., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	1,000	1,184
Illinois State Toll Highway Auth., Highway Tolls Rev. Bonds ,Series A:
5.00%, 2027	1,250	1,489
5.00%, 2028	1,110	1,313
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	555
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	1,465	1,636
Regional Trans. Auth., Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 2020	2,000	2,182
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 2018	1,200	1,227
Regional Trans. Auth., Transit Rev. Rev. Ref. Bonds, Series A, 5.00%, 2028	2,000	2,406
State of Illinois, G.O. Misc. Purposes, Series D, 5.00%, 2020	2,000	2,131
State of Illinois, G.O. Misc. Rev. Ref. Bonds, 5.00%, 2026	1,000	1,092
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	3,325	3,605
State of Illinois, Sales Tax Rev. Ref. Bonds, Series C, 4.00%, 2026	1,000	1,089
State of Illinois, Sales Tax Rev. Ref. Bonds, Sub-Series D, 4.00%, 2021	250	269
Univ. of Illinois, College & Univ. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.50%, 2023	500	582

Private Client Services Funds	9

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Illinois - continued
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.25%, 2024	$30	$31
		42,844

Indiana - 0.6%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	500	503
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 2019	500	525
5.50%, 2024	20	21
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 05/01/2019 @ 100), 5.50%, 2024	80	85
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 2020	1,200	1,300
		2,434

Iowa - 0.7%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 2043	546	530
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FHLMC COLL Insured), 4.00%, 2047	2,200	2,388
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 2019	300	320
		3,238

Kansas - 0.1%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2018	500	516
		516

Kentucky - 0.4%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, 2024	1,500	1,790
Kentucky Housing Corp., State Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	180	188
		1,978

Louisiana - 1.6%
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	1,500	1,726
Louisiana State Citizens Prop. Insurance Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2023	1,000	1,166
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, 2040[1]	2,000	2,124
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A:
5.50%, 2028	1,000	1,022
5.50%, 2029	1,000	1,054
		7,092

Maine - 0.3%
Maine State Housing Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	700	756
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2020	600	660
		1,416

Maryland - 2.8%
County of Baltimore, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2021	1,000	1,114

10	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Maryland - continued
Maryland Comm. Dev. Administration, Loc. or GTD Housing Rev. Ref. Bonds, Series C, 4.00%, 2044	$705	$744
Montgomery County Housing Opportunities Commission, Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2048	1,000	1,080
State of Maryland, G.O. Misc. Rev. Ref. Bonds, Series B, 5.00%, 2026	6,000	7,487
Washington Suburban Sanitary Commission., G.O. Water Util. Imps. (County GTD), 5.00%, 2022	1,750	2,031
		12,456

Massachusetts - 1.3%
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds:
5.00%, 2021	750	838
5.00%, 2022	875	999
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 1.47%, 2038[1]	1,960	1,961
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2025	100	108
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 172, 4.00%, 2045	1,060	1,123
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	805	842
		5,871

Michigan - 3.2%
City of Detroit Sewage Disposal System Rev., Sewer Rev. Ref. Bonds (AGM Insured), 1.495%, 2032[1]	1,500	1,369
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2019	1,400	1,478
Michigan Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2026	1,500	1,812
Michigan Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2021	700	744
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	1,000	1,173
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds (NATL-RE Insured), 5.00%, 2020	750	820
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,395	1,493
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series B, 3.50%, 2048	420	448
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 2020	1,160	1,281
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 09/01/21 @ 100), 1.45%, 2030[1]	1,000	988
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2022	850	990
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,500	1,505
		14,101

Minnesota - 1.1%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 2028	205	210
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 2038	700	739
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured):
4.00%, 2040	250	257
2.25%, 2042	591	572
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC COLL Insured), 4.00%, 2047	1,200	1,296

Private Client Services Funds	11

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Minnesota - continued
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 3.50%, 2046	$1,685	$1,773
		4,847

Mississippi - 0.2%
Mississippi Hospital Equipment & Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 01/09/18 @ 100), 1.55%, 2022[1,2]	210	210
State of Mississippi, Public Imps. Misc. Taxes Rev. Bonds, Series E, 5.00%, 2026	500	602
		812

Missouri - 2.5%
City of Saint Louis Airport Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2021	1,000	1,127
Deutsche Bank Spears/Lifers Trust, Health Care Facs. Rev. Ref. Bonds, 1.51%, 2045[1,2]	1,000	1,000
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 2029	25	25
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured):
3.75%, 2038	240	254
3.50%, 2041	3,990	4,235
4.00%, 2041	1,070	1,123
3.25%, 2047	599	609
Missouri State Environmental Imp. & Energy Ress. Auth., Water Rev. Ref. Bonds, 5.00%, 2019	100	105
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2026	1,435	1,728
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A:
5.00%, 2022	440	495
5.00%, 2025	185	214
		10,915

Montana - 0.1%
Montana Board of Housing, Loc. or GTD Housing Rev. Bonds, Series A-2, 3.50%, 2044	245	261
		261

Nebraska - 1.4%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,250	1,343
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
4.00%, 2044	350	369
3.50%, 2046	2,615	2,766
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 2034	40	40
3.00%, 2043	200	204
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series C, 3.50%, 2045	1,040	1,099

12	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Nebraska - continued
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series C (GNMA/FNMA/FHLMC COLL Insured), 3.50%, 2046	$330	$346
		6,167

Nevada - 2.1%
County of Clark, Ind. Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 1.875%, 2031[1]	2,000	2,019
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2024	2,705	3,220
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 2018	2,000	2,039
Henderson Loc. Imps. Dist., Special Assessment Ref. Bonds:
2.50%, 2018	370	371
2.00%, 2023	500	493
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 2019	1,100	1,166
		9,308

New Hampshire - 0.4%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 2020	300	323
5.00%, 2021	600	665
5.00%, 2022	320	363
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 2022	575	627
		1,978

New Jersey - 2.3%
City of Atlantic, G.O. Prop. Tax Ref. Bonds, Series A (BAM, St. Aid Withhldg. Insured):
5.00%, 2020	100	107
5.00%, 2022	200	224
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 2020	1,000	1,082
5.00%, 2021	200	220
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2017	2,000	2,009
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, 2025	1,200	1,340
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 2017	1,420	1,425
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	1,300	1,337
5.00%, 2021	1,000	1,098
Rutgers The State Univ. of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	525	555
South Jersey Trans. Auth. LLC, Highway Tolls Rev. Ref. Bonds, 5.00%, 2020	500	545
		9,942

New Mexico - 0.5%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	2,000	2,021
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.966%, 2028[1]	20	20
		2,041

New York - 6.1%
Brooklyn Arena Loc. Dev. Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	210	240

Private Client Services Funds	13

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
New York - continued
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2024	$395	$470
City of New York, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2027	2,000	2,470
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 1.47%, 2025[1]	1,000	1,000
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.92%, 2020[1]	2,000	2,038
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 1.50%, 2039[1]	2,000	2,007
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series D-2 (Mandatory Put 11/15/22 @ 100), 0.00%, 2044[1,3]	750	750
New York City Housing Dev. Corp. Multi-Family Mortgage Rev. Bond (8 Spruce Street), 3.50%, 2048	320	325
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 2019	100	105
New York State Dormitory Auth., Income Tax Rev. Ref. Bonds, Series A:
5.00%, 2021	1,500	1,681
5.00%, 2029	2,550	3,113
New York State Dormitory Auth., Public Imps. Income Tax Rev. Bonds, Series B, 5.00%, 2023	2,000	2,349
New York State Dormitory Auth., School Imps. Sales Tax Rev. Bonds, Series A, 5.00%, 2021	1,000	1,122
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	2,500	2,641
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	371	374
Southold Loc. Dev. Corp., Health Care Facs. Nursing Homes Rev. Bonds, 3.125%, 2025	225	223
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 2047	1,495	1,619
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 197, 3.50%, 2044	2,430	2,567
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 203, 3.50%, 2047	1,825	1,939
		27,033

North Carolina - 0.9%
North Carolina Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 38-B, 4.00%, 2047	2,000	2,156
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S Govt. Securities to 01/01/2018 @ 100), 5.25%, 2020	175	176
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2019	1,500	1,587
		3,919

North Dakota - 0.6%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 2042	275	285
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (FHA/INS Insured), 4.00%, 2048	500	545
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series B, 4.00%, 2036	615	658
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series D, 3.50%, 2046	930	988
		2,476

Ohio - 3.2%
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2025	1,000	1,121
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 2018	1,000	1,032
5.00%, 2019	2,000	2,135
5.00%, 2020	1,030	1,133
County of Hamilton, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2025	400	464
5.00%, 2027	1,425	1,633

14	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Ohio - continued
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2020	$200	$219
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2027	300	354
5.00%, 2028	585	684
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC COLL Insured), 4.50%, 2047	980	1,076
State of Ohio, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	590	659
5.00%, 2022	1,375	1,577
5.00%, 2024	1,650	1,970
		14,057

Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2024	200	206
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 1.72%, 2023[1]	1,215	1,216
Tulsa Airports Imp. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 5.00%, 2020	815	882
		2,304

Oregon - 2.0%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,500	1,503
Oregon State Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2031	600	691
State of Oregon Dept. of Trans., Fuel Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 2026	1,000	1,246
State of Oregon Housing & Comm. Services Dept., Loc. or GTD Housing Rev. Bonds, 4.00%, 2047	3,195	3,470
State of Oregon Housing & Comm. Services Dept., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	965	1,038
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	980	1,035
		8,983

Pennsylvania - 3.6%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	453
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2021	325	349
Geisinger Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 06/01/24 @ 100), 1.902%, 2028[1]	1,500	1,516
Montgomery County Ind. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2026	400	457
Pennsylvania Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds Series 122, 4.00%, 2046	2,070	2,221
Pennsylvania Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 120, 3.50%, 2046	1,035	1,091
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 5.00%, 2028	855	1,012
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 1.60%, 2018[1]	1,500	1,504
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A-1, 5.00%, 2019	900	970
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series B-1, 1.90%, 2021[1]	950	965
Pennsylvania Turnpike Commission, Misc. Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 2025	1,000	1,224
Philadelphia School Dist., G.O. Prop. Tax Ref. Bonds, Series F (St. Aid Withhldg. Insured), 5.00%, 2023	1,500	1,711
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 2024	200	215

Private Client Services Funds	15

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Pennsylvania - continued
York County Ind. Dev. Auth., Ind. Rev. Ref. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 2.55%, 2036[1]	$2,000	$2,025
		15,713

Puerto Rico - 0.5%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2018	500	469
5.00%, 2019	710	733
Puerto Rico Infrastructure Fncg. Auth., Tobacco & Liquor Taxes Rev. Ref. Bonds, Series C (BHAC-CR FGIC Insured), 5.50%, 2020	1,000	1,096
		2,298

Rhode Island - 0.5%
Rhode Island Commerce Corp., Rev. Ref. Bonds:
5.00%, 2020	1,000	1,095
5.00%, 2022	500	575
5.00%, 2023	500	586
		2,256

South Carolina - 1.9%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2020	500	553
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2023	2,730	3,101
South Carolina Public Service Auth., Misc. Rev. Ref. Bonds, Series C, 5.00%, 2022	350	402
South Carolina Public Service Auth., Water Rev. Ref. Bonds, Series D, 5.00%, 2028	1,000	1,101
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	2,175	2,333
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	360	371
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	490	528
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series B (FHA/INS/GNMA/FNMA/FHLMC COLL Insured), 4.00%, 2047	180	196
		8,585

South Dakota - 1.1%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC COLL Insured), 4.00%, 2047	2,000	2,174
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series D, 3.50%, 2046	960	1,017
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	1,770	1,874
		5,065

Tennessee - 1.3%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	100	104
Knox County Health Educ. & Housing Fac. Board, Health Care Facs. Nursing Homes Rev. Ref. Bonds, 3.00%, 2018	400	403

16	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Tennessee - continued
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.50%, 2037	$420	$441
4.00%, 2038	460	478
4.00%, 2042	885	958
4.00%, 2045	825	888
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series 2-B, 4.00%, 2046	1,215	1,315
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 2027	145	148
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series B-2, 4.00%, 2042	890	964
		5,699

Texas - 8.7%
Arlington Higher Edu. Fin. Corp., Charter School AID Rev. Ref. Bonds, Series A (PSF-GTD Insured):
5.00%, 2023	885	1,042
5.00%, 2024	400	478
Arlington Higher Edu. Fin. Corp., Charter School AID Rev. Ref. Bonds, Series B (PSF-GTD Insured):
5.00%, 2026	450	547
5.00%, 2027	250	304
Austin Convention Enterprises, Inc., Econ. Dev. Rev. Ref. Bonds:
5.00%, 2019	350	364
5.00%, 2020	850	912
Beaumont Independent School Dist., G.O. Prop. Tax Ref. Bonds (PSF-GTD Insured), 5.00%, 2026	1,500	1,837
City of Austin, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2022	1,500	1,753
City of Dallas, Water Rev. Ref. Bonds, 5.00%, 2020	1,000	1,107
City of Denton, Util. System, Energy Res. Auth. Imps. Water Rev. Ref. Bonds, 5.00%, 2028	2,000	2,409
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 2025	275	276
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 2018	1,500	1,560
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,045
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,032
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2028	1,000	1,226
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 2.25%, 2033[1]	1,000	1,019
Clifton Higher Edu. Fin. Corp., Charter School AID Rev. Ref. Bonds (PSF-GTD Insured), 5.00%, 2027	650	801
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2020	900	997
Dickinson Independent School Dist., G.O. Prop. Tax Ref. Bonds (PSF-GTD Insured), (Mandatory Put 08/01/19 @ 100), 1.35%, 2037[1]	500	500
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2017	445	446
5.00%, 2018	275	286
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2023	125	134
Harris County Cultural Edu. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, 1.82%, 2022[1]	250	250
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 1.10%, 2031[1]	175	175
Harris County-Houston Sports Auth., Hotel Occupancy Tax Rev. Ref. Bonds, Series A, 5.00%, 2019	400	429

Private Client Services Funds	17

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Texas - continued
Houston Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD Insured), 5.00%, 2021	$1,500	$1,680
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 1.38%, 2036[1]	750	753
Lamar Consolidated Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series B (PSF-GTD Insured), 5.00%, 2022	1,000	1,149
Longview Independent School Dist., G.O. Prop. Tax Ref. Bonds (PSF-GTD Insured), 5.00%, 2022	1,150	1,317
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series A:
5.00%, 2019	3,000	3,134
5.00%, 2021	1,000	1,113
5.00%, 2030	300	353
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	1,000	1,005
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, 6.00%, 2021	15	15
North Texas Tollway Auth., Misc. Rev. Ref. Bonds (Pre-refunded with FHL Banks/U.S. Treasury Obligations 01/01/18 @ 100), 6.00%, 2021	85	86
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A, 6.00%, 2019	100	101
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	980	1,051
Red River Edu. Fin. Corp., College & Univ. Rev. Ref. Bonds, 5.00%, 2019	750	793
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2020	1,180	1,291
State of Texas, Cash Flow Mgmt. Rev. Notes, 4.00%, 2018	2,000	2,048
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2023	170	175
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Strips to 08/15/2018 @ 100), 5.00%, 2023	180	186
Texas Tech Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2026	1,000	1,220
		38,399

Utah - 0.1%
Utah Housing Corp., Loc. or GTD Housing Rev. Bonds, Series D2 (FHA/INS Insured), 4.00%, 2045	545	587
		587

Virginia - 0.2%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 2019	850	886
		886

Washington - 1.0%
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 2027	100	106
State of Washington, G.O. Public Imps., Series D, 5.00%, 2028	1,000	1,232
Washington Health Care Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds (Mandatory Put 01/01/21 @ 100), 1.92%, 2035[1]	500	498
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2026	500	581
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 2042[1]	800	905
Washington State Housing Fin. Commission, Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2047	1,000	1,076
		4,398

18	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
West Virginia - 0.8%
County of Mason, Ind. Imps. Rev. Bonds, Series L (Mandatory Put 10/01/18 @ 100), 1.625%, 2022[1]	$2,500	$2,508
West Virginia Econ. Dev. Auth., Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/19 @ 100), 1.90%, 2040[1]	1,000	1,005
		3,513

Wisconsin - 1.1%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	1,145	1,192
Public Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	300	341
Public Fin. Auth., Tax Increment Allocation Econ. Imps. Rev. Bonds, 0.00%, 2027[3]	1,500	948
Wisconsin Housing & Econ. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series C (FHA Insured HUD Ln. Insured GTD), 4.00%, 2048	620	673
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2020	800	876
WPPI Energy, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2026	500	610
		4,640

Wyoming - 0.3%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	1,440	1,495
		1,495

Total bonds & notes (cost: $392,229,000)		397,103

Short-term securities - 11.3%
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 0.84%, November 01, 2026[1]	4,300	4,300
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 0.84%, December 05, 2017[1]	2,038	2,038
California Statewide Comms. Dev. Auth., 0.91%, April 04, 2018[1]	1,000	999
City of Baton Rouge & Parish of East Baton Rouge, Ind. Rev. Ref. Bonds, 0.92%, November 01, 2019[1]	1,900	1,900
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-5, 0.91%, August 01, 2028[1]	4,440	4,440
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series H-1, 0.90%, January 01, 2036[1]	400	400
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series L-5, 0.91%, April 01, 2035[1]	2,300	2,300
City of Phoenix Ind. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 0.90%, November 15, 2052[1]	4,350	4,350
Clarksville Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.98%, January 01, 2033[1]	565	565
Connecticut Health & Edu. Facs. Auth., Rev. Bonds, 0.85%, November 13, 2017[1]	3,000	3,000
Deutsche Bank Spears/Lifers Trust, Health Care Facs. Rev. Ref. Bonds, 1.51%, March 01, 2045[1,2]	2,000	2,000
East Baton Rouge Parish Ind. Dev. Board Inc., Ind. Imps. Rev. Bonds, Series A, 0.90%, August 01, 2035[1]	4,800	4,800
East Baton Rouge Parish Ind. Dev. Board Inc., Ind. Imps. Rev. Bonds, Series B, 0.90%, December 01, 2040[1]	2,300	2,300
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.88%, August 01, 2044[1]	2,700	2,700
Los Angeles, California, Dept. of Water & Power Rev. Bonds, 0.87%, January 04, 2018[1]	3,000	3,000
New York City Transitional Fin. Auth., Public Imps. Sales Tax Rev. Bonds, 0.91%, August 01, 2041[1]	2,100	2,100
New York City, Water Rev. Ref. Bonds, 0.91%, June 15, 2048[1]	6,950	6,950

Private Client Services Funds	19

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Short-term securities - continued	Principal amount (000)	Value (000)
State of Ohio, Res. Recovery Rev. Ref. Bonds, (Mandatory Put 09/01/17 @ 100), 1.00%, November 01, 2035[1]	$1,500	$1,500
Univ. of Michigan, College & Univ. Rev. Ref. Bonds, Series E (Mandatory Put 04/02/18 @ 100), 1.35%, April 01, 2033[1]	600	600

Total short-term securities (cost: $50,243,000)		50,242

Total investment securities (cost: $442,472,000)		447,345
Other assets less liabilities		(5,015)

Net assets		$442,330

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate market value of these securities amounted to $6,982,000, representing 1.58% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
BHAC-CR	=	Berkshire Hathaway Assuranty Corp.
CA Mtg. Ins.	=	California Mortgage Insurance
COLL	=	Collateral
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Edu.	=	Education
Educ.	=	Educational
Fac.	=	Facility
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
FHA	=	Federal Housing Administration
FHL	=	Federal Home Loan
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
Fndg.	=	Funding
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
GTY	=	Guaranty
HUD	=	Housing and Urban Development
Imp.	=	Improvement
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Ln.	=	Loan
Lns.	=	Loans
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
No.	=	Number
Prop.	=	Property
PSF	=	Permanent School Fund
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility
Utils.	=	Utilities
Withhldg.	=	Withholding

See Notes to Financial Statements

20	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2017, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Private Client Services Funds	21

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - 87.9%	Principal amount (000)	Value (000)
Alabama - 1.1%
Black Belt Energy Gas Dist., Natural Gas Util. Imps. Rev. Bonds, Series A (Mandatory Put 06/01/21 @ 100), 4.00%, 2046[1]	$1,550	$1,673
		1,673

Arizona - 1.0%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	300	334
Maricopa County Ind. Dev. Auth., Charter School Aid, Rev. Ref. Bonds, Series A, 4.00%, 2021	565	608
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2017	550	551
		1,493

California - 5.2%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.82%, 2045[1]	1,500	1,527
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 04/01/19 @ 100), 1.875%, 2047[1]	500	503
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2021	250	287
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,000	1,074
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.305%, 2038[1]	1,000	1,005
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2020	200	219
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, 2019	200	212
Inglewood Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2023	200	235
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, 2020	600	665
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2021	400	432
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	150	152
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 2.00%, 2018	1,000	1,009
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2028	375	451
		7,771

Colorado - 0.4%
E-470 Public Highway Auth., Misc. Rev. Ref. Bonds (Mandatory Put 09/01/19 @ 100), 1.725%, 2039[1]	500	504
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	150	159
		663

Connecticut - 3.7%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 2032	530	558
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2044	820	860
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 4.00%, 2045	270	292
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series A-1, 4.00%, 2047	995	1,075
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1:
4.00%, 2044	545	583
3.50%, 2045	595	631

22	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Connecticut - continued
Connecticut State Health & Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series U1 (Mandatory Put 02/06/19 @ 100), 1.00%, 2033[1]	$1,000	$997
Connecticut State Health & Educ. Fac. Auth., Health Care Facs. Rev Bonds (Mandatory Put 03/01/19 @ 100), 1.65%, 2029[1]	500	503
		5,499

Delaware - 0.2%
Delaware Trans. Auth., Highway Tolls Rev. Bonds, 5.00%, 2021	230	258
		258

Florida - 3.2%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 2019	600	635
City of Cape Coral, Water Rev. Special Assessment Ref. Bonds (AGM Insured), 1.40%, 2018	250	250
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	190	196
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	110	114
Orange County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 4.00%, 2020	710	757
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 10/01/20 @ 100), 5.00%, 2027[1]	2,000	2,209
Palm Beach County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 5.00%, 2021	500	556
		4,717

Georgia - 3.5%
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2019	95	99
City of Atlanta, Water Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,111
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 2019	1,000	1,076
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	450	474
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	850	921
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 3.50%, 2045	180	191
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, 2019	1,155	1,224
Muni. Electric Auth. of Georgia, Energy Res. Imps. Rev. Ref. Bonds, Series B, 5.00%, 2018	120	121
		5,217

Hawaii - 0.0%
State of Hawaii, G.O. Public Imps. Misc. Rev. Bonds, Series DZ, 5.00%, 2017	70	70
		70

Illinois - 11.8%
Chicago Midway Intl. Airport, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2021	500	555
Chicago O’hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series C:
5.00%, 2020	1,000	1,078
5.00%, 2021	650	721
City of Chicago, Sewer Imps. Rev. Bonds:
5.00%, 2018	200	201
5.00%, 2022	1,010	1,133

Private Client Services Funds	23

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Illinois - continued
City of Chicago, Sewer Rev. Ref. Bonds, Series C, 5.00%, 2021	$500	$549
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00%, 2019	1,065	1,095
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 2017	300	301
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2027	500	594
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,100	1,240
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,000	1,080
Illinois Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	100	116
Illinois Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2024	130	153
Illinois Fin. Auth., Res. Recovery Imps. Rev. Bonds (Mandatory Put 05/06/20 @ 100), 1.75%, 2042[1]	500	502
Illinois Fin. Auth., Sewer Imps. Misc. Rev. Bonds:
5.00%, 2021	1,000	1,128
5.00%, 2029	750	905
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.92%, 2050[1]	1,000	992
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	555
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	1,500	1,505
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	600	670
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	1,000	1,084
Univ. of Illinois, College & Univ. Rev. Certs. of Part. Ref. Bonds, Series A, 4.00%, 2019	1,000	1,037
Volo Village Special Service Area No. 3 & 6, Special Tax Rev. Ref. Bonds, (AGM Insured), 3.00%, 2021	500	514
		17,708

Indiana - 1.1%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	200	201
Indiana Health Fac. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 03/01/19 @ 100), 4.00%, 2036[1]	1,000	1,036
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 2020	210	220
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2020	200	220
		1,677

Kentucky - 0.0%
Kentucky Housing Corp., State Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	60	63
		63

Louisiana - 1.0%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	315	320
Louisiana State Citizens Prop. Insurance Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2023	500	583
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A:
5.00%, 2020	280	302
5.00%, 2021	250	275
		1,480

Maine - 0.4%
Maine State Housing Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	500	540
		540

24	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Maryland - 0.7%
County of Baltimore, Health Care Facs. Rev. Ref. Bond, 5.00%, 2022	$400	$457
Montgomery County Housing Opportunities Commission, Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2048	500	540
		997

Massachusetts - 2.1%
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 1.47%, 2038[1]	1,280	1,280
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 171, 4.00%, 2044	690	734
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 183, 3.50%, 2046	895	951
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	155	162
		3,127

Michigan - 4.4%
City of Detroit, Sewer Rev. Ref. Bonds, 5.50%, 2025	375	376
City of Detroit, Sewer Rev. Ref. Bonds, Series A, 5.00%, 2023	700	789
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2018	1,000	1,019
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds (NATL-RE Insured), 5.00%, 2020	500	546
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.95%, 2033[1]	775	775
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Pre-refunded with U.S.
Govt. Securities to 02/01/18 @ 100), 0.95%, 2033[1]	25	25
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	795	851
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series B, 3.50%, 2048	140	149
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, Series SE (Mandatory Put 09/01/21 @ 100), 1.45%, 2029[1]	325	321
State of Michigan, Highway Imps. Rev. Ref. Bonds, 5.00%, 2020	1,000	1,087
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	300	313
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 2021	300	342
		6,593

Minnesota - 0.1%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	105	108
		108

Missouri - 2.2%
City of Saint Louis Airport Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2021	1,500	1,691
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 3.50%, 2041	1,350	1,433
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 2030	235	243
		3,367

Montana - 0.2%
Montana Board of Housing, Loc. or GTD Housing Rev. Bonds, Series A-2, 3.50%, 2044	240	256
		256

Private Client Services Funds	25

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Nebraska - 2.0%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	$1,000	$1,074
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.00%, 2044	225	229
4.00%, 2044	685	722
3.50%, 2046	370	392
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 2034	35	35
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series C (GNMA/FNMA/FHLMC COLL Insured), 3.50%, 2046	300	315
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E (GNMA/FNMA/FHLMC Insured), 3.00%, 2043	275	280
		3,047

New Jersey - 2.1%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	550	570
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, 2019	750	786
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2022	200	229
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series AA, 5.00%, 2021	500	547
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A, 5.00%, 2018	750	771
Rutgers The State Univ. of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	225	238
		3,141

New Mexico - 1.4%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,011
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,009
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.966%, 2028[1]	20	20
		2,040

New York - 7.0%
City of New York, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2028	300	367
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 1.47%, 2025[1]	2,000	1,999
Housing Dev. Corp., Loc. or GTD Housing Rev. Bonds, Series C-2, 1.70%, 2021	350	352
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 1.82%, 2018[1]	650	654
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 1.50%, 2039[1]	2,600	2,609
New York City Transitional Fin. Auth., Public Imps. Income Tax Rev. Bonds, 5.00%, 2019	750	807
New York State Dormitory Auth., Income Tax Rev. Ref. Bonds, Series A, 5.00%, 2029	450	549
New York State Housing Fin. Agcy., Green Rev. Bonds, Series H (SONYMA, GNMA/FNMA/FHLMC COLL Insured), 1.65%, 2021	350	349
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	274	276
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 2047	1,375	1,490
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 197, 3.50%, 2044	975	1,030
		10,482

26	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
North Carolina - 1.2%
City of Charlotte, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2021	$810	$889
North Carolina Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 38-B, 4.00%, 2047	400	431
State of North Carolina, Govt. Fndg. Grant Highway Imps. Rev. Bonds, 5.00%, 2020	400	435
		1,755

North Dakota - 1.5%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	1,330	1,426
3.75%, 2042	125	129
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series D, 4.00%, 2046	610	658
		2,213

Ohio - 1.8%
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00%, 2018	220	224
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	459
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 2028	225	233
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC COLL Insured), 4.50%, 2047	660	724
State of Ohio, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2021	1,000	1,116
		2,756

Oklahoma - 0.5%
Oklahoma Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA COLL Insured), 5.00%, 2043	545	579
Stillwater Utils. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, 2019	150	158
		737

Oregon - 3.6%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,000	1,002
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.92%, 2022[1]	2,300	2,307
State of Oregon Housing & Comm. Services Dept., Loc. or GTD Housing Rev. Bonds, 4.00%, 2047	965	1,048
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	980	1,036
		5,393

Pennsylvania - 2.5%
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2018	250	252
Pennsylvania Econ. Dev. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 4.00%, 2018	750	772
Pennsylvania Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds Series 122, 4.00%, 2046	515	552
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, 5.00%, 2021	1,500	1,681
School Dist. of Philadelphia, G.O. Prop. Tax Ref. Bonds, Series F (St. Aid Withhldg. Insured), 5.00%, 2019	500	529
		3,786

Private Client Services Funds	27

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Puerto Rico - 0.2%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	$350	$356
		356

Rhode Island - 1.2%
Rhode Island Commerce Corp., Govt. Fndg. Grant Rev. Ref. Bonds, 5.00%, 2021	920	1,035
Rhode Island Housing & Mortgage Fin. Corp., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2033	715	752
		1,787

South Carolina - 0.9%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	655	703
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	215	222
South Carolina State Public Service Auth., Nuclear Rev. Ref. Bonds, Series A, 5.00%, 2022	400	459
		1,384

South Dakota - 0.9%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series D, 3.50%, 2046	1,010	1,070
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	310	328
		1,398

Tennessee - 2.3%
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.50%, 2037	230	241
4.00%, 2038	245	255
4.00%, 2042	390	422
4.00%, 2045	1,635	1,759
4.00%, 2045	675	712
		3,389

Texas - 10.1%
Alamo Comm. College Dist., G.O. College & Univ. Imps. Prop. Tax Bonds, 5.00%, 2028	350	433
Arlington Higher Edu. Fin. Corp., Charter School Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, 2022	635	735
City of Austin, Electric Util., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2021	525	598
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,045
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,032
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 12/01/18 @ 100), 2.00%, 2027[1]	350	351
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 1.10%, 2031[1]	150	150
Houston Higher Edu. Fin. Corp., Charter School Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, 2018	455	460
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 1.38%, 2036[1]	650	653
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	2,000	2,089

28	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Texas - continued
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	$600	$603
Northside Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD Insured), (Mandatory Put 06/01/20 @ 100), 1.45%, 2047[1]	200	200
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	400	429
Rockwall Independent School Dist., G.O. Prop. Tax Ref. Bonds (PSF-GTD Insured), 5.00%, 2022	800	917
State of Texas, Cash Flow Mgmt. Rev. Notes, 4.00%, 2018	2,000	2,048
State of Texas, G.O. Public Imps. Prop. Tax Bonds, (Mandatory Put 10/01/18 @ 100), 1.30%, 2041[1]	1,000	1,001
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series B, 5.00%, 2021	450	508
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 2021	600	678
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 5.00%, 2029	135	141
Texas State Univ. System, College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2020	550	598
Texas Tech Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	500	525
		15,194

Utah - 0.3%
Utah Housing Corp., Loc. or GTD Housing Rev. Bonds, Series D2 (FHA/INS Insured), 4.00%, 2045	440	474
		474

Virginia - 1.1%
Northern Virginia Trans. Auth., Transit Imps. Misc. Taxes Rev. Bonds, 5.00%, 2020	250	274
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds, 5.00%, 2019	600	643
Wise County Ind. Dev. Auth., Energy Res. Auth. Res. Recovery Imps. Rev. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 1.875%, 2040[1]	750	758
		1,675

Washington - 2.2%
State of Washington, Highway Imps. Rev. Bonds:
5.00%, 2018	1,500	1,548
5.00%, 2019	900	961
Washington State Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	145	150
Washington State Housing Fin. Commission, Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2047	640	689
		3,348

West Virginia - 1.2%
West Virginia Univ., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/19 @ 100), 1.45%, 2041[1]	1,750	1,750
		1,750

Wisconsin - 1.2%
Public Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	300	341
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 2043[1]	1,000	1,043

Private Client Services Funds	29

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Wisconsin - continued
Wisconsin Housing & Econ. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series C (FHA Insured HUD Ln. Insured GTD), 4.00%, 2048	$380	$413
		1,797

Wyoming - 0.4%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	550	571
		571

Total bonds & notes (cost: $131,376,000)		131,750

Short-term securities - 13.2%
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 0.84%, November 01, 2026[1]	1,100	1,100
California Statewide Comms. Dev. Auth., 0.91%, April 04, 2018[1]	1,000	999
City of Baton Rouge & Parish of East Baton Rouge, Ind. Rev. Ref. Bonds, 0.90%, March 01, 2022[1]	650	650
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-5, 0.91%, August 01, 2028[1]	4,200	4,200
City of Phoenix Ind. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 0.90%, November 15, 2052[1]	1,400	1,400
Connecticut Health & Edu. Facs. Auth., Rev. Bonds, 0.85%, November 13, 2017[1]	3,000	3,000
East Baton Rouge Parish Ind. Dev. Board Inc., Ind. Imps. Rev. Bonds, Series A, 0.90%, August 01, 2035[1]	1,250	1,250
East Baton Rouge Parish Ind. Dev. Board Inc., Ind. Imps. Rev. Bonds, Series B, 0.90%, December 01, 2040[1]	1,640	1,640
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.88%, August 01, 2044[1]	250	250
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.91%, December 01, 2030[1]	2,400	2,400
New York City Transitional Fin. Auth., Public Imps. Income Tax Rev. Bonds, 0.91%, February 01, 2045[1]	1,200	1,200
New York City, Water Rev. Ref. Bonds, 0.91%, June 15, 2048[1]	1,650	1,650

Total short-term securities (cost: $19,740,000)		19,739
Total investment securities (cost: $151,116,000)		151,489
Other assets less liabilities		(1,672)

Net assets		$149,817

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate market value of these securities amounted to $276,000, representing 0.18% of net assets.

30	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
Certs. of Part.	=	Certificates of Participation
COLL	=	Collateral
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Edu.	=	Education
Educ.	=	Educational
Fac.	=	Facility
Facs.	=	Facilities
FHA	=	Federal Housing Administration
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
Fndg.	=	Funding
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
HUD	=	Housing and Urban Development
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Ln.	=	Loan
Lns.	=	Loans
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
No.	=	Number
Prop.	=	Property
PSF	=	Permanent School Fund
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility
Utils.	=	Utilities
Withhldg.	=	Withholding

See Notes to Financial Statements

Private Client Services Funds	31

Capital Group California Core Municipal Fund

October 31, 2017

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group California Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2017, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

32	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - 91.8%	Principal amount (000)	Value (000)
California - 88.8%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	$1,430	$1,570
5.00%, 2020	1,000	1,096
5.00%, 2021	495	556
5.00%, 2022	1,000	1,145
5.00%, 2023	500	580
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.125%, 2020	945	1,003
5.25%, 2020	585	618
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 2019	400	422
5.00%, 2020	550	601
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
5.00%, 2023	370	438
5.00%, 2024	395	474
5.00%, 2025	510	605
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 2021	1,000	1,143
5.00%, 2022	975	1,141
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, 2019	950	988
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, 2024	455	521
5.00%, 2025	425	485
Bay Area Toll Auth., Health Care Facs. Imps. Rev. Ref. Bonds (Mandatory Put 04/01/21 @ 100), 1.485%, 2045[1]	1,000	1,006
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.82%, 2045[1]	2,800	2,850
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 2.02%, 2045[1]	4,200	4,311
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2024	1,200	1,452
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 04/01/19 @ 100), 1.875%, 2047[1]	1,505	1,514
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 1.52%, 2034[1]	1,000	1,006
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2023	500	594
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 2019	1,150	1,213
5.00%, 2021	700	797
5.00%, 2021	550	598
5.50%, 2029	400	436
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2018	125	126
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 2020	165	183
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.50%, 2017	335	335
4.00%, 2021	560	617
5.00%, 2021	535	609
4.00%, 2022	500	547
5.00%, 2024	100	105
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 2025	400	479
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2018	275	285
5.00%, 2024	150	173
5.00%, 2025	375	430
5.00%, 2026	300	366

Private Client Services Funds	33

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 2020	$1,325	$1,467
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 2025	100	103
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2020	1,005	1,088
5.00%, 2022	175	202
5.00%, 2023	135	159
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	525	563
5.00%, 2020	675	731
5.00%, 2020	500	556
5.00%, 2021	2,675	2,985
5.00%, 2021	350	399
5.00%, 2023	1,000	1,164
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 4.00%, 2019	400	421
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,750	1,879
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	250	276
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 1.20%, 2047[1]	2,650	2,651
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.305%, 2038[1]	3,000	3,014
California Infrastructure & Econ. Dev. Bank, Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 2.12%, 2037[1]	1,000	1,009
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 2025	100	103
4.50%, 2026	100	103
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 5.00%, 2018	100	101
California Muni. Fin. Auth., Charter School AID Ref. Rev. Bonds, Series A, 4.00%, 2026	320	351
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	470	541
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2023	750	882
5.625%, 2023	465	485
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B:
5.00%, 2026	1,000	1,211
5.00%, 2027	600	713
California Muni. Fin. Auth., Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 04/02/18 @ 100), 1.42%, 2045[1]	1,425	1,425
California Muni. Fin. Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, 2030	1,000	1,113
California Muni. Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2022	885	1,035
5.00%, 2025	500	602
California School Fin. Auth., School Imps. Charter School AID Rev. Bonds, Series A:[2]
5.00%, 2024	270	316
3.625%, 2025	1,125	1,217
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 2020	750	785
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11:
4.875%, 2018	200	204
5.00%, 2018	1,000	1,020
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2021	100	102
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 2018	225	230
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 2021	75	82

34	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L (Pre-refunded with U.S. Treasury Obligations to 05/01/20 @ 100), 5.00%, 2021	$125	$137
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N:
5.00%, 2018	1,250	1,275
5.00%, 2020	2,000	2,194
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE, 5.00%, 2022	70	72
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2023	200	205
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 2018	1,350	1,368
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, 5.00%, 2020	3,000	3,316
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00%, 2023	790	931
California State Public Works Board, Lease Rev. Ref. Bonds, 5.00%, 2024	1,725	2,083
California State Public Works Board, Lease Rev. Ref. Bonds, Series B:
5.00%, 2021	3,000	3,417
5.00%, 2022	2,000	2,330
California State Public Works Board, Lease Rev. Ref. Bonds, Series F, 5.00%, 2020	1,260	1,378
California State Public Works Board, Lease Rev. Ref. Bonds, Series G, 5.00%, 2021	1,000	1,116
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 2023	725	854
California State Univ., College & Univ. Rev. Ref. Bonds, Series B-2 (Mandatory Put 11/01/21 @ 100), 4.00%, 2049[1]	2,000	2,188
California State Univ., College & Univ. Rev. Ref. Bonds, Series B-3 (Mandatory Put 11/01/23 @ 100), 4.00%, 2051[1]	2,500	2,812
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2019	1,000	1,056
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 2021	100	105
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2019	600	633
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.), 3.00%, 2021	385	386
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2019	1,000	1,074
5.00%, 2019	600	636
5.00%, 2021	1,100	1,232
5.00%, 2023	1,100	1,267
5.00%, 2024	300	343
5.00%, 2025	750	902
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2023	500	582
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2021	1,100	1,235
California Statewide Comms. Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.90%, 2028[1]	2,000	2,023
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2020	210	234
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2021	1,625	1,858
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2023	745	879
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	260	311
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 2019	2,000	2,046
5.00%, 2024	600	613

Private Client Services Funds	35

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2020	$500	$552
5.00%, 2022	450	522
5.00%, 2025	665	789
Chino Valley Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2021	1,000	1,142
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2021	535	595
5.00%, 2022	1,355	1,529
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 2020	1,350	1,488
City of Alhambra, Health Care Facs. Nursing Homes Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 2027	630	755
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 2018	325	330
3.55%, 2023	350	369
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,150	1,151
City of Fontana California, Special Tax Ref. Bonds, 5.00%, 2023	535	617
City of Irvine California, Special Assessment Ref. Bonds:
4.00%, 2018	500	512
2.50%, 2019	1,230	1,249
3.00%, 2020	1,250	1,297
3.25%, 2022	700	741
4.00%, 2022	400	437
3.375%, 2023	850	910
5.00%, 2023	1,455	1,700
5.00%, 2028	500	578
City of Irvine, Special Assessment Ref. Bonds:
4.00%, 2020	940	1,006
5.00%, 2021	500	561
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds:
5.00%, 2019	275	290
5.00%, 2020	400	435
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2021	100	110
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	2,250	2,296
City of Roseville California, Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,151
City of Sacramento California, Special Tax Ref. Bonds, 5.00%, 2028	1,235	1,386
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 2018	700	709
City of Santa Rosa California., Sewer Rev. Ref. Bonds, Series B (AMBAC Insured), 0.00%, 2021[3]	2,000	1,879
Clovis Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 0.00%, 2025[3]	500	420
Compton Comm. College Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2026	800	951
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2020	500	544
5.00%, 2023	825	970
County of El Dorado, Special Tax Rev. Ref. Bonds, 5.00%, 2024	860	982
County of Los Angeles, G.O. Cash Flow Mgmt. Misc. Rev. Notes, 5.00%, 2018	7,035	7,219
County of San Diego, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	200	232
Desert Hot Springs Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (BAM Insured):
4.00%, 2020	390	420
5.00%, 2021	800	907
Eastern Muni. Water Dist., Water Rev. Ref. Bonds, Series A, 5.00%, 2023	500	595
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2026	530	632
5.00%, 2027	500	592
5.00%, 2030	1,000	1,167
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2025	580	700

36	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Elk Grove Fin. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2030	$735	$853
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,000	1,199
Eureka Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B, 5.00%, 2022	835	972
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2024	1,000	1,194
Fresno Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2022	1,350	1,553
Garden Grove Agcy. Comm. Dev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00%, 2022	400	465
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00%, 2024	410	493
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AGM Insured), 0.00%, 2026[3]	1,000	816
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AMBAC Insured), 0.00%, 2024[3]	2,000	1,734
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	400	409
5.00%, 2020	1,300	1,431
5.00%, 2021	2,000	2,265
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	250	302
Hayward Unified School Dist., G.O. School Imps. Prop. Tax Bonds (AGM Insured), 5.00%, 2021	1,000	1,142
Hemet Unified School Dist. Fncg. Auth., Misc. Purposes Special Tax Ref. Bonds:
5.00%, 2026	600	695
5.00%, 2028	720	821
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	584
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	100	100
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 2025	20	21
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 11/01/18 @ 100), 5.25%, 2025	80	83
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2022	700	780
Irvine Unified School Dist., Prop. Acquisition Special Tax Bonds, Series A:
5.00%, 2021	1,280	1,441
5.00%, 2025	1,000	1,192
5.00%, 2026	350	419
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
5.00%, 2023	500	592
5.00%, 2029	710	824
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	1,600	1,900
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
4.00%, 2019	500	527
5.00%, 2019	200	214
Lake Elsinore Public Fncg. Auth., Special Tax Ref. Bonds, 5.00%, 2028	2,000	2,303
Lammersville Joint Unified School Dist., Special Tax Ref. Bonds, 4.00%, 2022	680	744
Lancaster Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2024	590	705
5.00%, 2025	770	933
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 2021	840	848
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 2020	750	810
5.00%, 2021	520	593

Private Client Services Funds	37

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2022	$15	$15
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, 2022	85	87
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds:
5.00%, 2020	600	658
5.00%, 2023	700	822
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2022	1,190	1,381
5.00%, 2024	1,000	1,199
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2019	1,000	1,068
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2020	3,000	3,336
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2029	200	212
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2019	850	902
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2021	1,000	1,138
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 2020	1,000	1,068
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2021	1,200	1,367
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	2,175	2,317
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 2020	1,000	1,104
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2024	100	107
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	900	996
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 2024[3]	1,500	1,291
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	250	290
Menlo Park Comms. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, (AGM Insured), 5.00%, 2028	1,070	1,279
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	500	583
5.00%, 2028	250	298
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.30%, 2027[1]	500	500
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Sub-Series B:
5.00%, 2020	3,000	3,310
5.00%, 2021	1,000	1,139
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2022	750	875
Montebello Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2020	925	1,024
Montebello Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 4.00%, 2019	1,250	1,313
Monterey Peninsula Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 0.00%, 2024[3]	815	711
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 2019	380	407
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 2019	420	448
5.00%, 2020	375	413
Murrieta Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds, Series A:
4.00%, 2020	125	133
5.00%, 2025	2,000	2,360
5.00%, 2028	395	460
Natomas Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2021	500	568
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 2021	1,050	1,183
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.50%, 2021	1,000	1,071
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	200	213
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	516
Oakland Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2021	2,000	2,278

38	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Oakland Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2029	$500	$598
Ohlone Comm. College Dist., G.O. Ref. Bonds:
5.00%, 2023	550	639
5.00%, 2024	1,000	1,160
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 2020	385	415
4.00%, 2021	1,485	1,633
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2020	770	850
5.00%, 2021	375	426
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	750	848
Palm Desert Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2027	600	736
Palmdale Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Sub- Series A, 5.00%, 2020	1,000	1,103
Palomar Health, G.O. Public Imps. Prop. Tax Bonds, Series A (AGC Insured), 0.00%, 2028[3]	1,000	728
Perris Joint Powers Auth., Special Tax Ref. Bonds, Series B:
3.00%, 2021	895	930
4.00%, 2022	915	993
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,168
Pomona Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 2020	2,000	2,211
Port of Oakland, Port, Airport & Marina Rev. Ref. Bonds, Series E, 5.00%, 2020	1,000	1,111
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2020	595	652
4.00%, 2022	440	476
5.00%, 2026	720	863
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	850	966
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	500	579
Rancho Cordova Comm. Facs. Dist., Public Imps. Special Tax Bonds, 4.00%, 2025	1,000	1,096
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2020	775	856
5.00%, 2025	750	899
5.00%, 2026	600	715
5.00%, 2028	300	353
Rio Elementary School Dist. Comm. Facs. Dist., School Imps. Special Tax Ref. Bonds (BAM Insured):
5.00%, 2030	700	825
5.00%, 2032	240	281
Rio Elementary School Dist. Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2022	400	453
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Misc. Purposes Rev. Bonds, Series A (AGM Insured), 5.00%, 2023	1,075	1,274
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2023	500	592
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
5.00%, 2020	405	448
5.00%, 2021	1,040	1,183
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	1,000	1,140
Riverside Unified School Dist. Fncg. Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,280	1,453
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured):
5.00%, 2025	350	420
5.00%, 2026	400	479

Private Client Services Funds	39

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Roseville Fin. Auth., Special Tax Ref. Bonds, Series A:
4.00%, 2020	$550	$586
4.00%, 2021	700	757
Sacramento Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2028	250	300
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2023	385	424
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Securities to 09/01/20 @ 100), 5.00%, 2023	230	255
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 2020	725	799
San Bernardino City Unified School Dist., G.O. School Imps. Prop. Tax, Series D (AGM Insured):
4.00%, 2020	480	516
4.00%, 2021	330	363
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2018	1,000	1,030
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2023	225	269
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2018	850	873
5.00%, 2020	700	772
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2021	500	565
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	700	715
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 2022	100	106
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A, 4.00%, 2020	100	102
San Diego Unified School Dist., G.O. School Imps. Prop. Tax, Series H-2, 5.00%, 2020	3,000	3,315
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 2024	100	106
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2019	400	424
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 2021	300	317
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Series C:
5.00%, 2018	275	283
5.25%, 2019	290	311
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C, 5.00%, 2022	305	354
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 2021	500	529
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 2020	800	874
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2019	1,150	1,224
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2022	500	549
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, 2018	745	747
San Marcos Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A, 5.00%, 2029	1,000	1,210
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 2020	500	551
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 2023	300	327
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 2020	750	849
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 2022	285	297
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,475	1,781
Santa Margarita Water Dist., Special Tax Ref. Bonds:
5.00%, 2022	310	356

40	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2024	$530	$625
5.00%, 2025	375	437
Santa Monica-Malibu Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C, 4.00%, 2019	3,360	3,526
Santaluz Comm. Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 2020	995	1,091
Saugus/Hart School Facs. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2025	1,110	1,284
5.00%, 2027	460	528
4.00%, 2028	590	630
Seal Beach Comm. Facs. Dist. No 2005-1, Special Tax Ref. Bonds:
3.00%, 2023	150	153
3.00%, 2024	145	148
3.00%, 2025	365	370
3.00%, 2026	150	151
Signal Hill Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2021	250	284
5.00%, 2023	500	592
Solano County Comm. College Dist., G.O. Prop. Tax Ref. Bonds (NATL-RE Insured), 0.00%, 2021[3]	2,680	2,527
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 2021	1,000	1,127
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured), 5.00%, 2020	1,000	1,003
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2018	200	205
5.00%, 2020	1,550	1,710
5.00%, 2023	800	881
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 2021	500	537
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	350	359
5.00%, 2021	750	854
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2019	1,000	1,066
5.00%, 2020	245	270
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	10	10
Southern California Public Power Auth., Misc. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 01/01/19 @ 100), 5.00%, 2023	90	94
State of California Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series B, 3.50%, 2045	1,885	1,992
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 2020	100	108
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2019	2,000	2,098
5.00%, 2019	600	633
5.00%, 2020	4,440	4,825
5.00%, 2020	1,265	1,397
5.25%, 2020	650	701
5.00%, 2026	1,750	2,174
5.00%, 2027	2,000	2,506
State of California, G.O. Misc. Rev. Ref. Bonds:
1.35%, 2019	1,125	1,130
4.00%, 2019	2,000	2,116
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 1.37%, 2033[1]	5,575	5,576

Private Client Services Funds	41

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
State of California, G.O. Public Imps. General Fund Bonds, 5.50%, 2018	$100	$102
State of California, G.O. Public Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 2020	5	5
State of California, G.O. Public Imps. Prop. Tax Bonds, Series CN, 3.50%, 2045	1,115	1,180
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	1,060	1,134
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2021	750	854
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2025	200	236
Suisun City Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	400	465
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2027	1,720	2,051
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2029	555	659
5.00%, 2030	545	644
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2022	1,500	1,569
5.25%, 2024	100	105
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	500	503
5.00%, 2020	610	662
5.00%, 2022	1,705	1,904
Tustin Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2024	860	1,021
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2022	830	966
Union City Comm. Redev. Agcy.,Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2023	375	446
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 2020	500	549
Val Verde Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured):
4.00%, 2021	250	274
4.00%, 2023	600	676
Victor Valley Union High School Dist., G.O. Prop. Tax Ref. Bonds, Series B (AGM Insured):
4.00%, 2024	575	652
4.00%, 2026	270	309
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
5.00%, 2022	340	396
4.00%, 2025	400	457
Washington Township Health Care Dist., Health Care Facs. Imps. Rev. Bonds, Series A, 4.00%, 2021	490	526
Western Placer Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 2021	490	555
Western Riverside County Regional Wastewater Auth., Water Rev. Ref. Bonds, Series A:
5.00%, 2030	600	701
5.00%, 2032	1,195	1,377
		344,695

Guam - 0.6%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 2021	350	387
5.00%, 2022	710	800
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,100	1,204
		2,391

42	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Iowa - 0.0%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 2027	$100	$106
		106

Michigan - 0.0%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2024	100	108
		108

Minnesota - 0.8%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series G (GNMA/FNMA/FHLMC Insured), 2.65%, 2047	3,000	2,952
		2,952

Missouri - 0.1%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 3.75%, 2038	265	281
		281

Oregon - 0.3%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.92%, 2022[1]	1,000	1,003
		1,003

Puerto Rico - 1.2%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2019	500	516
5.00%, 2021	1,000	1,052
Puerto Rico Infrastructure Fncg. Auth., Tobacco & Liquor Taxes Rev. Ref. Bonds, Series C (BHAC-CR FGIC Insured), 5.50%, 2020	2,860	3,135
		4,703

Total bonds & notes (cost: $349,523,000)		356,239

Short-term securities - 8.1%
California EDL Facs. Auth., Rev., 0.90%, December 11, 2017[1]	$3,300	3,300
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.80%, November 01, 2035[1]	2,400	2,400
California Muni. Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.80%, June 01, 2025[1]	200	200
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 0.84%, November 01, 2026[1]	7,500	7,500
California State Dept. of Water Ress., Water Rev. Ref. Bonds:[1]
0.83%, November 02, 2017	2,900	2,900
0.92%, November 02, 2017	6,500	6,500
0.84%, December 05, 2017	1,000	1,000
California Statewide Comms. Dev. Auth.:[1]
0.93%, November 16, 2017	1,000	1,000
0.91%, April 04, 2018	2,000	1,999
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C-2, 0.86%, April 01, 2046[1]	1,000	1,000

Private Client Services Funds	43

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2017

Short-term securities - continued	Principal amount (000)	Value (000)
Manteca Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 0.88%, October 01, 2042[1]	$1,530	$1,530
State of California, G.O. General Fund Ref. Bonds, Series B (Mandatory Put 12/01/21 @ 100), 1.625%, December 01, 2031[1]	2,175	2,209

Total short-term securities (cost: $31,530,000)		31,538
Total investment securities (cost: $381,053,000)		387,777
Other assets less liabilities		223

Net assets		$388,000

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate market value of these securities amounted to $1,533,000, representing 0.40% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
AMBAC	=	American Municipal Bond Assurance Corporation
Approp.	=	Appropriation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
BHAC-CR	=	Berkshire Hathaway Assuranty Corp.
CA Mtg. Ins.	=	California Mortgage Insurance
Certs. of Part.	=	Certificates of Participation
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Educ.	=	Educational
Fac.	=	Facility
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
GTD	=	Guaranteed
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
Prop.	=	Property
Rec.	=	Recreational
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility

See Notes to Financial Statements

44	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

October 31, 2017

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group California Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2017, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Private Client Services Funds	45

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - 96.1%	Principal amount (000)	Value (000)
California - 94.6%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.), 5.00%, 2018	$250	$254
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds, 4.00%, 2019	515	541
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A, 5.00%, 2020	500	555
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
1.82%, 2045	500	509
1.82%, 2047	250	254
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.62%, 2047[1]	1,000	1,006
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 04/01/19 @ 100), 1.875%, 2047[1]	500	503
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 1.52%, 2034[1]	250	251
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series H (Mandatory Put 04/01/21 @ 100), 1.62%, 2034[1]	250	253
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2019	700	747
Burbank Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured):
4.00%, 2018	500	516
5.00%, 2020	750	839
5.00%, 2022	500	590
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 2018	400	410
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2022	200	235
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 2022	330	362
5.00%, 2022	300	351
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2018	425	427
5.00%, 2019	500	523
5.00%, 2019	200	215
5.00%, 2020	150	165
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 10/18/22 @ 100), 1.70%, 2033[1]	510	508
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 2018	200	202
5.00%, 2018	500	518
4.00%, 2019	500	519
5.00%, 2019	525	563
5.00%, 2019	300	323
4.00%, 2020	625	662
5.00%, 2020	695	754
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	500	552
California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, Series E (Mandatory Put 06/01/22 @ 100), 1.75%, 2026[1]	500	501
California Infrastructure & Econ. Dev. Bank, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	235	266
5.00%, 2022	265	308
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 1.20%, 2047[1]	900	900
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.305%, 2038[1]	1,500	1,507
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2020	500	548
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 2018	160	167
California State Public Works Board, Capital Project Lease Rev. Ref. Bonds, 5.00%, 2021	1,000	1,141

46	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, 5.00%, 2020	$1,000	$1,105
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A:
5.00%, 2018	250	258
5.00%, 2020	700	768
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series C, 5.00%, 2021	720	820
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 2018	425	432
California State Public Works Board, Lease Rev. Ref. Bonds, Series B, 5.00%, 2022	500	583
California State Public Works Board, Lease Rev. Ref. Bonds, Series G, 5.00%, 2021	1,000	1,116
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 2020	1,000	1,114
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A, 4.00%, 2019	500	520
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I, 4.00%, 2019	500	528
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2018	400	416
California State Univ., College & Univ. Rev. Ref. Bonds, Series B-3 (Mandatory Put 11/01/23 @ 100), 4.00%, 2051[1]	1,550	1,743
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.), 3.50%, 2021	250	261
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2019	160	170
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2020	1,225	1,339
California Statewide Comms. Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.90%, 2028[1]	500	506
California Statewide Comms. Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 12/01/23 @ 100), 2.625%, 2033[1]	1,100	1,130
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2019	380	410
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2018	700	725
Chino Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AGM Insured), 4.00%, 2021	655	719
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2018	125	129
Chino Valley Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2021	750	856
City of Alhambra, Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 2023	450	516
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,100	1,101
City of Irvine, Special Assessment Ref. Bonds:
4.00%, 2018	500	512
4.00%, 2019	300	315
5.00%, 2021	500	561
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, 2018	225	229
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	1,425	1,454
City of Los Angeles, Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2021	400	424
City of Los Angeles, Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2021	400	453
City of Redding Electric System Rev., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2021	800	903
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2018	500	513
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2018	600	608
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 2018	450	461
5.00%, 2020	545	602
County of Los Angeles, G.O. Cash Flow Mgmt. Misc. Rev. Notes, 5.00%, 2018	1,000	1,026
Desert Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2018	700	716
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2021	900	1,021

Private Client Services Funds	47

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:
5.00%, 2018	$500	$516
5.00%, 2019	950	1,015
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
4.00%, 2019	400	418
5.00%, 2020	500	547
Fresno Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,087
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, 2019	600	636
5.00%, 2020	500	556
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 4.00%, 2023	500	565
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	500	512
5.00%, 2019	500	532
Golden State Tobacco Securitization Corp., Tobacco Settlement Fncg. Rev. Ref. Bonds, Series A (St. Approp Insured), 5.00%, 2020	700	770
Golden State Tobacco Securitization Corp., Tobacco Settlement Fncg. Rev. Ref. Bonds, Series A-1, 5.00%, 2020	1,360	1,490
Golden West Schools Fncg. Auth., Misc. Rev. Ref. Bonds, Series A (NATL-RE Insured), 0.00%, 2020[2]	1,100	1,065
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	300	342
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2018	1,000	1,029
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2018	425	442
Kern County Water Agcy. Imp. Dist. No. 4, Water Rev. Ref. Bonds, Series A (AGM Insured):
4.00%, 2020	700	749
5.00%, 2021	740	836
Kern High School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 4.00%, 2021	1,500	1,655
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2022	470	546
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, 2018	500	513
Lammersville Joint Unified School Dist., Special Tax Ref. Bonds, 4.00%, 2021	525	567
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2018	700	728
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series B, 4.00%, 2019	300	316
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, 2019	1,000	1,069
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2018	1,100	1,146
5.00%, 2018	175	179
5.00%, 2019	700	755
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2020	1,500	1,656
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	1,100	1,172
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2018	500	514
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
4.00%, 2022	250	274
5.00%, 2022	250	290
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 4.00%, 2019	600	634
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.30%, 2027[1]	500	500
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Sub-Series B, 5.00%, 2021	1,000	1,139
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2022	250	292
Montebello Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 4.00%, 2019	250	263

48	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	$500	$516
Oakland Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2021	385	439
Oakland Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2020	1,500	1,658
Orange Comm. Facs. Dist., Special Tax Ref. Bonds, 4.00%, 2018	300	308
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2018	375	387
5.00%, 2019	200	214
5.00%, 2021	200	227
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	350	396
Palomar Health, G.O. Prop. Tax Ref. Bonds, Series A, 4.00%, 2020	1,235	1,325
Port of Oakland, Port, Airport & Marina Rev. Ref. Bonds, Series E, 5.00%, 2020	1,000	1,111
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2022	800	890
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	630	674
Rancho Mirage Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2021	1,000	1,126
Rancho Santa Fe Comm. Services Dist., Special Tax Ref. Bonds, Series A:
3.00%, 2019	505	521
4.00%, 2020	490	527
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	375	402
Riverside County Redev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (AGM Insured), 4.00%, 2018	500	513
Riverside Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A, 5.00%, 2019	850	908
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	285	324
Roseville Fin. Auth., Special Tax Ref. Bonds:
4.00%, 2021	450	494
4.00%, 2022	620	690
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2018	500	505
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A, 5.00%, 2018	100	103
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2020	850	942
5.00%, 2021	365	417
San Diego Unified School Dist., G.O. School Imps. Prop. Tax, Series H-2, 5.00%, 2020	1,000	1,105
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2018	500	510
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C:
5.00%, 2020	500	551
5.00%, 2022	250	290
San Francisco Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	1,000	1,102
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2018	300	307
4.00%, 2019	475	500
San Leandro Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2020	700	774
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, 2020	775	834
San Ramon Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Sub-Series A (BAM Insured), 5.00%, 2021	340	380
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A, 5.00%, 2018	750	760
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2018	200	205
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	350	359
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	600	639
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2018	300	308
Southwestern Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series A, 3.00%, 2021	200	214

Private Client Services Funds	49

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Southwestern Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series B, 4.00%, 2022	$310	$349
State of California Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series B, 3.50%, 2045	345	365
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 1.692%, 2029[1]	500	502
State of California, G.O. General Fund Ref. Bonds, 5.00%, 2021	500	568
State of California, G.O. General Fund Ref. Notes, 5.00%, 2019	900	973
State of California, G.O. Misc. Rev. Ref. Bonds, 1.35%, 2019	775	778
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 1.37%, 2033[1]	1,500	1,500
State of California, G.O. Prop. Tax Ref. Bonds, 5.00%, 2021	2,000	2,292
State of California, G.O. Public Imps. Prop. Tax Bonds, Series CN, 3.50%, 2045	870	920
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2020	500	553
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2019	525	560
Suisun City Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series B (BAM Insured):
5.00%, 2019	675	726
5.00%, 2021	500	569
Sweetwater Union High School Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2021	380	432
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	515	585
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	450	521
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2020	275	304
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	235	268
Victor Valley Union High School Dist., G.O. Prop. Tax Ref. Bonds, Series B (AGM Insured), 3.00%, 2021	200	212
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
5.00%, 2020	275	304
5.00%, 2021	265	301
West Sacramento Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2019	755	793
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
4.00%, 2020	180	194
4.00%, 2022	120	134
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2028	300	361
		113,342

Guam - 0.3%
Guam Government Waterworks Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	300	343
		343

Illinois - 0.4%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	500	502
		502

50	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Louisiana - 0.0%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	$30	$30
		30

Massachusetts - 0.1%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 1.35%, 2018[1]	175	175
		175

Puerto Rico - 0.7%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	800	814
		814

Total bonds & notes (cost: $114,650,000)		115,206

Short-term securities - 2.6%
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.82%, November 01, 2026[1]	200	200
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 0.84%, November 01, 2026[1]	2,850	2,850

Total short-term securities (cost: $3,050,000)		3,050
Total investment securities (cost: $117,700,000)		118,256
Other assets less liabilities		1,570

Net assets		$119,826

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Private Client Services Funds	51

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
Approp.	=	Appropriation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Educ.	=	Educational
Fac.	=	Facility
Facs.	=	Facilities
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
GTD	=	Guaranteed
Imp.	=	Improvement
Imps.	=	Improvements
Ind.	=	Industrial
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
NATL-RE	=	National Reinsurance
Prop.	=	Property
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility

See Notes to Financial Statements

52	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Core Bond Fund grew between April 13, 2010, when the fund began operations, and October 31, 2017, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings1

[1]	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
[2]	AAA rating includes “other assets and liabilities” not rated.

Private Client Services Funds	53

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - 90.1%	Principal amount (000)	Value (000)
U.S. government & government agency bonds & notes - 54.4%
Fannie Mae:
1.75%, 2019	$1,710	$1,713
2.125%, 2026	400	389
Federal Home Loan Banks, 1.875%, 2020	3,015	3,027
U.S. Treasury Bonds, 7.625%, 2025	750	1,023
U.S. Treasury Inflation Indexed Bonds:
0.125%, 2021	6,448	6,460
0.25%, 2025	3,467	3,430
2.00%, 2026	619	694
0.75%, 2045	209	200
U.S. Treasury Inflation Indexed Notes:
0.125%, 2020	1,698	1,705
0.375%, 2023	528	533
0.375%, 2025	3,390	3,388
U.S. Treasury Notes:
0.75%, 2018	2,375	2,370
0.875%, 2018	1,715	1,705
1.25%, 2018	500	499
1.25%, 2018	3,540	3,530
1.50%, 2018	1,000	1,000
3.75%, 2018	3,800	3,887
3.875%, 2018	1,000	1,014
0.75%, 2019	1,390	1,377
0.875%, 2019	4,720	4,668
1.00%, 2019	500	494
1.125%, 2019	1,860	1,851
1.25%, 2019	1,900	1,893
1.25%, 2019	500	498
1.50%, 2019	2,750	2,748
1.50%, 2019	1,000	998
1.625%, 2019	1,000	1,001
1.625%, 2019	500	500
1.75%, 2019	2,000	2,006
1.375%, 2020	10,000	9,943
1.375%, 2020	4,850	4,804
1.375%, 2020	1,000	992
1.50%, 2020	1,809	1,801
1.625%, 2020	3,215	3,208
1.625%, 2020	2,500	2,490
2.00%, 2020	1,000	1,007
1.125%, 2021	3,010	2,933
1.25%, 2021	2,500	2,438
1.25%, 2021	2,360	2,316
1.375%, 2021	3,420	3,365
1.375%, 2021	3,215	3,166
1.75%, 2021	9,635	9,574
1.875%, 2021	500	500
2.125%, 2021	1,000	1,008
3.125%, 2021	2,000	2,089
1.50%, 2022	1,750	1,719
1.75%, 2022	3,890	3,855
1.75%, 2022	2,000	1,982

54	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
U.S. government & government agency bonds & notes - continued
1.75%, 2022	$13,290	$13,148
1.875%, 2022	5,336	5,316
1.875%, 2022	3,745	3,729
1.875%, 2022	2,005	1,993
2.125%, 2022	3,000	3,018
1.25%, 2023	1,000	953
1.375%, 2023	1,275	1,225
1.375%, 2023	1,000	959
1.625%, 2023	4,000	3,901
1.75%, 2023	1,000	982
2.00%, 2023	2,000	1,994
2.125%, 2023	3,415	3,412
2.25%, 2023	500	503
2.50%, 2023	1,050	1,072
2.75%, 2023	2,250	2,328
2.00%, 2024	7,750	7,651
2.00%, 2024	2,480	2,451
2.125%, 2024	15,000	14,904
2.125%, 2024	11,000	10,967
2.125%, 2024	4,200	4,184
2.25%, 2024	3,000	3,004
2.25%, 2024	1,820	1,829
2.75%, 2024	5,000	5,170
2.00%, 2025	2,000	1,965
2.00%, 2025	2,000	1,959
1.625%, 2026	3,000	2,843
2.25%, 2027	8,420	8,339
2.25%, 2027	3,030	2,997

Total U.S. government & government agency bonds & notes		226,587

Mortgage-backed obligations - 7.4%

Commercial mortgage-backed securities - 1.1%
Citigroup Commercial Mortgage Trust, 3.608%, 2048	570	595
Core Industrial Trust, Series 144A, 3.04%, 2034[1]	890	911
Fannie Mae Connecticut Avenue Securities, 2.1879%, 1 mo. USD LIBOR + 0.950%, 2024[2]	25	25
Freddie Mac Structured Agency Credit Risk Debt Notes:[2]
2.338%, 1 mo. USD LIBOR + 1.100%, 2025	6	6
3.638%, 1 mo. USD LIBOR + 2.400%, 2025	17	17
LB-UBS Commercial Mortgage Trust, Series 2007-C7, 6.334%, 2045[2]	221	221
Morgan Stanley Bank of America Merrill Lynch Trust, 3.383%, 2048	675	700
Seasoned Credit Risk Transfer Trust:
2.00%, 2056	752	755
2.00%, 2056	528	529
3.00%, 2056	482	486
Station Place Securitization Trust, Series 144A, 2.1379%, 1 mo. USD LIBOR + 0.900%, 2049[1,2]	325	325
		4,570

Federal agency mortgage-backed obligations - 6.3%
Fannie Mae:
4.50%, 2019	14	15
3.00%, 2032, TBA	3,870	3,965

Private Client Services Funds	55

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Mortgage-backed obligations - continued
Federal agency mortgage-backed obligations - continued
4.50%, 2020	$112	$114
3.50%, 2025	2,035	2,115
2.961%, 2027 [2]	445	450
5.50%, 2037	8	9
5.50%, 2038	392	435
5.00%, 2041	741	806
5.00%, 2041	161	175
FHLMC Multifamily Structured Pass Through Certificates:
3.974%, 2021 [2]	544	574
2.373%, 2022	250	252
2.791%, 2022	1,320	1,349
2.57%, 2026	1,010	998
3.413%, 2026	1,310	1,374
Freddie Mac:
3.50%, 2034	1,875	1,950
3.50%, 2045	2,365	2,453
Freddie Mac REMICS, 6.00%, 2037	24	27
Ginnie Mae:
4.50%, 2040	65	69
4.00%, 2047, TBA	7,570	7,944
5.69%, 2059 [2]	13	13
2.094%, 2062 [2]	534	540
4.999%, 2064 [2]	131	135
6.64%, 2064 [2]	390	406
		26,168

Total mortgage-backed obligations		30,738

Corporate bonds & notes - 21.3%

Aerospace/Defense - 0.5%
Airbus Finance BV, Series 144A, 2.70%, 2023[1]	85	86
Lockheed Martin Corp.:
3.10%, 2023	95	98
3.55%, 2026	270	281
Northrop Grumman Corp., 2.55%, 2022	425	426
Rockwell Collins, Inc.:
2.80%, 2022	375	379
3.20%, 2024	275	281
The Boeing Co., 0.95%, 2018	350	349
		1,900

Agriculture - 0.6%
Altria Group, Inc.:
2.85%, 2022	250	254
2.95%, 2023	200	203
4.00%, 2024	430	460
Philip Morris International, Inc.:
1.875%, 2021	165	163
2.125%, 2023	415	403

56	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Agriculture - continued
2.75%, 2026	$225	$221
Reynolds American, Inc.:
4.00%, 2022	70	74
4.45%, 2025	430	463
5.70%, 2035	30	36
5.85%, 2045	220	271
		2,548

Apparel - 0.1%
NIKE, Inc., 2.375%, 2026	615	587
		587

Auto Manufacturers - 0.9%
American Honda Finance Corp., 2.30%, 2026	80	76
BMW US Capital LLC, Series 144A, 1.45%, 2019[1]	340	338
Daimler Finance North America LLC, Series 144A:[1]
2.237%, 3 mo. USD LIBOR + 0.860%, 2018 [2]	350	352
3.30%, 2025	250	253
Ford Motor Credit Co. LLC:
3.157%, 2020	550	562
3.219%, 2022	205	208
General Motors Co., 4.00%, 2025	145	148
General Motors Financial Co., Inc.:
3.10%, 2019	975	987
3.70%, 2020	320	332
4.00%, 2026	175	177
Toyota Motor Credit Corp., 1.45%, 2018	350	350
		3,783

Banks - 2.8%
Bank of America Corp.:
2.625%, 2020	735	742
3.875%, 2025	435	457
BB&T Corp.:
2.05%, 2018	500	501
2.625%, 2020	385	391
Citigroup, Inc.:
2.35%, 2021	1,005	1,001
4.45%, 2027	400	423
Cooperatieve Rabobank UA, 2.75%, 2022	400	406
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 2023	500	520
HSBC Holdings PLC, 2.65%, 2022	660	661
JPMorgan Chase & Co.:
2.55%, 2021	645	649
3.20%, 2023	125	128
Morgan Stanley:
2.125%, 2018	300	301
2.50%, 2021	500	501

Private Client Services Funds	57

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Banks - continued
PNC Bank NA:
1.45%, 2019	$690	$685
2.55%, 2021	350	352
The Bank of New York Mellon Corp., 2.10%, 2019	500	502
The Goldman Sachs Group, Inc.:
1.95%, 2019	500	499
3.00%, 2022	365	369
2.905%, 3 mo. USD LIBOR + 0.990%, 2023 [2]	490	488
4.75%, 2045	175	195
UniCredit SpA, Series 144A, 3.75%, 2022[1]	500	512
Wells Fargo & Co.:
2.10%, 2021	500	494
2.625%, 2022	805	804
		11,581

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2021	340	345
3.65%, 2026	735	760
Molson Coors Brewing Co.:
1.45%, 2019	80	79
2.10%, 2021	90	89
3.00%, 2026	245	239
PepsiCo, Inc.:
1.70%, 2021	420	413
2.00%, 2021	710	708
		2,633

Biotechnology - 0.2%
Amgen, Inc.:
1.85%, 2021	195	191
2.25%, 2023	260	253
2.60%, 2026	335	321
		765

Chemicals - 0.1%
The Sherwin-Williams Co.:
2.75%, 2022	165	166
3.125%, 2024	70	71
3.45%, 2027	175	178
		415

Computers - 0.3%
Apple, Inc.:
1.80%, 2020	475	474
1.55%, 2021	575	563
2.50%, 2022	190	192
		1,229

58	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Diversified financial services - 0.3%
American Express Co.:
1.905%, 3 mo. USD LIBOR + 0.590%, 2018 [2]	$500	$501
2.20%, 2020	750	749
		1,250

Electric - 2.4%
Berkshire Hathaway Energy Co., 5.75%, 2018	300	305
Dominion Energy, Inc., Series 144A, 1.875%, 2018[1]	685	685
Duke Energy Corp., 2.65%, 2026	660	635
Eversource Energy, 2.75%, 2022	750	757
Exelon Corp., 3.40%, 2026	65	65
FirstEnergy Corp., 4.25%, 2023	1,930	2,045
Pacific Gas & Electric Co., 2.45%, 2022	300	297
PacifiCorp, 5.65%, 2018	795	817
Progress Energy, Inc., 7.05%, 2019	955	1,020
Public Service Electric & Gas Co.:
1.90%, 2021	270	267
2.25%, 2026	520	491
Tampa Electric Co., 2.60%, 2022	350	351
Virginia Electric and Power Co.:
1.20%, 2018	620	620
3.10%, 2025	1,040	1,051
3.50%, 2027	555	577
Xcel Energy, Inc., 3.30%, 2025	190	193
		10,176

Environmental Control - 0.2%
Republic Services, Inc., 5.00%, 2020	350	373
Waste Management, Inc., 4.60%, 2021	300	321
		694

Food - 0.1%
The Kroger Co., 2.00%, 2019	410	411
		411

Gas - 0.0%
Dominion Energy Gas Holdings LLC, 2.80%, 2020	125	127
		127

Healthcare-products - 0.6%
Abbott Laboratories:
2.35%, 2019	430	433
2.90%, 2021	190	193
3.40%, 2023	140	143
3.75%, 2026	515	532
Becton Dickinson & Co., 3.734%, 2024	61	63

Private Client Services Funds	59

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Healthcare-products - continued
Medtronic Global Holdings SCA, 3.35%, 2027	$555	$569
Zimmer Biomet Holdings, Inc., 3.15%, 2022	485	491
		2,424

Healthcare-services - 0.6%
Aetna, Inc.:
1.50%, 2017	350	350
1.70%, 2018	220	220
2.80%, 2023	55	55
Anthem, Inc.:
2.30%, 2018	295	296
4.35%, 2020	300	317
Catholic Health Initiatives, 1.60%, 2017	350	350
Laboratory Corp. of America Holdings, 4.70%, 2045	135	141
UnitedHealth Group, Inc.:
3.35%, 2022	380	395
3.75%, 2025	460	487
		2,611

Housewares - 0.3%
Newell Brands, Inc.:
3.15%, 2021	355	363
3.85%, 2023	340	357
4.20%, 2026	515	543
		1,263

Insurance - 0.9%
American International Group, Inc., 2.30%, 2019	190	191
Berkshire Hathaway Finance Corp., 2.00%, 2018	750	753
Chubb INA Holdings, Inc.:
2.30%, 2020	285	287
2.875%, 2022	150	153
3.35%, 2026	45	46
4.35%, 2045	50	56
New York Life Global Funding, Series 144A, 1.70%, 2021[1]	750	733
Prudential Financial, Inc., 2.095%, 3 mo. USD LIBOR + 0.780%, 2018[2]	595	598
QBE Insurance Group Ltd., Series 144A, 2.40%, 2018[1]	755	756
The Allstate Corp., 3.28%, 2026	175	179
		3,752

Internet - 0.3%
Alphabet, Inc., 1.998%, 2026	465	438
Amazon.com, Inc., Series 144A:[1]
2.40%, 2023	500	497
2.80%, 2024	500	501
		1,436

60	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Iron/Steel - 0.1%
Vale Overseas Ltd., 6.25%, 2026	$225	$260
		260

Media - 0.6%
21st Century Fox America, Inc., 3.70%, 2025	205	212
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464%, 2022	325	343
4.908%, 2025	165	176
Comcast Corp., 2.35%, 2027	435	408
NBCUniversal Media LLC, 5.15%, 2020	350	377
The Walt Disney Co., 5.50%, 2019	300	315
Time Warner, Inc., 3.80%, 2027	150	150
Viacom, Inc., 3.875%, 2024	380	382
		2,363

Miscellaneous manufacturing - 0.1%
General Electric Co., 2.70%, 2022	300	304
		304

Multi-National - 0.2%
European Investment Bank, 2.25%, 2022	751	756
		756

Oil & gas - 1.3%
Anadarko Petroleum Corp.:
4.85%, 2021	70	74
5.55%, 2026	145	164
Cenovus Energy, Inc., Series 144A, 4.25%, 2027[1]	170	171
ConocoPhillips Co.:
4.20%, 2021	155	165
4.95%, 2026	235	267
Exxon Mobil Corp., 1.47%, 3 mo. USD LIBOR + 0.150%, 2019[2]	1,115	1,117
Husky Energy, Inc., 7.25%, 2019	250	275
Petroleos Mexicanos:
6.375%, 2021	300	327
4.625%, 2023	1,000	1,025
Petroleos Mexicanos, Series 144A:[1]
5.375%, 2022	175	186
6.50%, 2027	200	219
Phillips 66, 4.30%, 2022	290	311
Shell International Finance BV, 1.75%, 2021	435	428
Statoil ASA, 3.25%, 2024	85	87
Total Capital International SA, 2.875%, 2022	230	235
Woodside Finance Ltd., Series 144A, 4.60%, 2021[1]	185	195
		5,246

Oil&Gas Services - 0.1%
Halliburton Co., 3.80%, 2025	170	177

Private Client Services Funds	61

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Oil&Gas Services - continued
Schlumberger Holdings Corp., Series 144A:[1]
3.00%, 2020	$125	$128
4.00%, 2025	165	174
		479

Pharmaceuticals - 2.1%
AbbVie, Inc.:
2.50%, 2020	1,060	1,069
2.30%, 2021	340	340
3.20%, 2022	415	426
2.85%, 2023	85	85
3.60%, 2025	150	154
Allergan Funding SCS:
3.00%, 2020	485	493
3.45%, 2022	490	504
3.80%, 2025	330	338
AstraZeneca PLC, 3.375%, 2025	445	454
Johnson & Johnson:
2.25%, 2022	455	457
2.45%, 2026	320	314
2.95%, 2027	455	463
Merck & Co., Inc., 1.10%, 2018	250	250
Novartis Securities Investment Ltd., 5.125%, 2019	300	312
Pfizer, Inc., 1.62%, 3 mo. USD LIBOR + 0.300%, 2018[2]	500	501
Shire Acquisitions Investments Ireland DAC:
1.90%, 2019	350	349
2.40%, 2021	195	194
2.875%, 2023	120	119
3.20%, 2026	615	601
Teva Pharmaceutical Finance Netherlands III BV:
1.40%, 2018	165	164
1.70%, 2019	165	161
2.20%, 2021	600	565
2.80%, 2023	190	175
3.15%, 2026	450	399
4.10%, 2046	30	24
		8,911

Pipelines - 1.1%
Boardwalk Pipelines LP, 4.95%, 2024	460	491
Enbridge Energy Partners LP, 5.875%, 2025	230	264
Enbridge, Inc., 4.00%, 2023	525	549
Energy Transfer LP, 4.20%, 2027	185	188
EnLink Midstream Partners LP, 4.40%, 2024	230	239
Kinder Morgan, Inc.:
3.15%, 2023	495	498
4.30%, 2025	1,010	1,062
Phillips 66 Partners LP, 3.55%, 2026	105	104
Spectra Energy Partners LP, 2.95%, 2018	505	510

62	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Pipelines - continued
TC PipeLines LP, 4.375%, 2025	$430	$452
		4,357

Real Estate - 0.5%
American Campus Communities Operating Partnership LP:
3.75%, 2023	300	312
4.125%, 2024	415	435
Scentre Group Trust 1 / Scentre Group Trust 2, Series 144A:[1]
2.375%, 2019	100	100
3.50%, 2025	250	252
WEA Finance LLC / Westfield UK & Europe Finance PLC, Series 144A:[1]
2.70%, 2019	475	479
3.25%, 2020	355	362
		1,940

REITS - 0.7%
Alexandria Real Estate Equities, Inc., 3.95%, 2028	60	62
Corporate Office Properties LP, 5.25%, 2024	235	255
DCT Industrial Operating Partnership LP, 4.50%, 2023	500	529
DDR Corp., 4.25%, 2026	430	435
ERP Operating LP, 4.625%, 2021	215	232
Essex Portfolio LP, 3.50%, 2025	490	496
Kimco Realty Corp.:
3.40%, 2022	90	92
2.80%, 2026	475	448
Simon Property Group LP, 2.50%, 2021	460	463
		3,012

Retail - 0.9%
Costco Wholesale Corp.:
2.30%, 2022	285	285
2.75%, 2024	285	287
McDonald’s Corp.:
3.70%, 2026	135	141
3.50%, 2027	275	283
Starbucks Corp.:
2.00%, 2018	200	201
2.10%, 2021	235	236
The Home Depot, Inc.:
1.80%, 2020	480	480
4.40%, 2021	350	376
Wal-Mart Stores, Inc.:
2.35%, 2022	715	714
2.65%, 2024	715	715
		3,718

Private Client Services Funds	63

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Semiconductors - 0.7%
Analog Devices, Inc.:
2.50%, 2021	$185	$185
3.50%, 2026	170	173
Broadcom Corp. / Broadcom Cayman Finance Ltd., Series 144A:[1]
2.375%, 2020	270	272
3.00%, 2022	730	740
3.625%, 2024	270	279
3.875%, 2027	1,125	1,159
		2,808

Software - 0.2%
Microsoft Corp., 2.875%, 2024	445	453
Oracle Corp., 2.375%, 2019	500	504
		957

Telecommunications - 0.9%
AT&T, Inc.:
2.85%, 2023	665	661
3.40%, 2024	205	205
3.90%, 2027	205	204
Cisco Systems, Inc., 2.20%, 2023	520	512
Deutsche Telekom International Finance BV, Series 144A, 2.82%, 2022[1]	405	408
Verizon Communications, Inc.:
1.75%, 2021	45	44
3.125%, 2022	275	281
4.125%, 2027	188	197
4.50%, 2033	1,000	1,033
4.272%, 2036	250	247
		3,792

Transportation - 0.0%
Canadian National Railway Co., 5.55%, 2018	50	51
		51

Total corporate bonds & notes		88,539

Municipals - 1.5%
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (Assured GTY Insured), 5.00%, 2022	8	8
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 2.814%, 2024	500	504
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 2020	2,060	2,097
Industry Public Facs. Auth., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured):
2.203%, 2018	500	500
3.139%, 2020	805	816
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (Assured GTY Insured), 5.00%, 2022	42	43
New Jersey Econ. Dev. Auth., Appropriations Rev. Ref. Bonds, Series YY, 4.447%, 2020	650	670
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B, 1.758%, 2018	350	349
State of California, G.O. Public Imps. Misc. Rev. Bonds (Mandatory Put 04/01/20 @ 100), 2.193%, 2047[2]	320	322
State of California, G.O. Transit Imps. Misc. Rev. Bonds, 2.367%, 2022	250	252

64	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Municipals - continued
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 5.10%, 2033	$830	$838

Total municipals		6,399

Government & government agency bonds & notes outside the U.S. - 0.5%

Sovereign - 0.5%
Mexico Government International Bond, 4.15%, 2027	460	479
Province of Manitoba Canada, 3.05%, 2024	200	205
Province of Ontario Canada, 3.20%, 2024	500	520
Ukraine Government AID Bonds, 1.844%, 2019	875	882
		2,086

Total government & government agency bonds & notes outside the U.S.		2,086

Asset-backed obligations - 5.0%
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[1]
1.92%, 2019	1,000	998
2.97%, 2020	1,340	1,351
2.50%, 2021	770	773
California Republic Auto Receivables Trust:
1.82%, 2020	649	649
2.51%, 2021	270	271
Capital One Multi-Asset Execution Trust, 1.60%, 2021	580	580
CarMax Auto Owner Trust, 1.16%, 2019	73	73
Chase Issuance Trust:
1.10%, 2020	690	689
1.669%, 1 mo. LIBOR + 0.430%, 2020 [2]	480	482
Citi Held For Asset Issuance, Series 144A, 4.31%, 2022[1]	540	543
Citibank Credit Card Issuance Trust, 2.3889%, 1 mo. LIBOR + 1.150%, 2020[2]	540	541
CLI Funding V LLC, Series 144A, 3.38%, 2029[1]	69	69
CPS Auto Receivables Trust, Series 144A:[1]
2.07%, 2019	54	54
3.34%, 2020	800	807
Discover Card Execution Note Trust, 1.5889%, 1 mo. LIBOR + 0.350%, 2020[2]	1,165	1,166
Drive Auto Receivables Trust, Series 144A:[1]
1.77%, 2020	970	970
2.56%, 2020	137	137
2.76%, 2021	416	418
3.19%, 2022	430	434
DT Auto Owner Trust, Series 144A:[1]
1.75%, 2019	5	5
3.15%, 2022	425	427
Enterprise Fleet Financing LLC, Series 144A, 2.13%, 2022[1]	835	837
Ford Credit Auto Owner Trust, Series 144A:[1]
2.26%, 2025	565	569
2.03%, 2027	525	520
Ford Credit Floorplan Master Owner Trust, 1.55%, 2021	210	209
Global SC Finance II SRL, Series 144A, 3.19%, 2029[1]	518	514
Global SC Finance IV Ltd., Series 144A, 3.85%, 2037[1]	478	486
Hertz Vehicle Financing LLC, Series 144A, 1.83%, 2019[1]	1,300	1,299
Madison Park Funding XIII Ltd., Series 144A, 2.4673%, 3 mo. USD LIBOR + 1.110%, 2025[1,2]	400	402
Nationstar HECM Loan Trust, Series 144A, 2.2394%, 2026[1,2,3]	41	41

Private Client Services Funds	65

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Asset-backed obligations - continued
Santander Drive Auto Receivables Trust:
1.56%, 2020	$247	$247
2.66%, 2021	95	96
2.74%, 2021	1,735	1,748
3.09%, 2022	400	405
TAL Advantage V LLC, Series 144A, 3.55%, 2038[1]	319	320
TAL Advantage VI LLC, Series 144A, 4.50%, 2042[1]	486	504
Towd Point Mortgage Trust, Series 144A, 2.75%, 2056[1,2]	436	438
Verizon Owner Trust, Series 144A, 2.06%, 2021[1]	610	611

Total asset-backed obligations		20,683

Total bonds, notes & other debt investments (cost: $374,124,000)		375,032

Short-term securities - 13.1%
Federal Home Loan Banks:[4]
1.061%, December 20, 2017	$12,600	12,582
1.154%, January 26, 2018	5,300	5,286
General Electric Co., 0.01%, November 01, 2017[4]	12,000	11,999
Hershey Foods Corp., 1.136%, November 06, 2017[4]	6,600	6,599
Kimberly Clark Corp., 1.0952%, November 06, 2017[4]	400	400
Merck & Co., Inc., 1.1267%, November 15, 2017[4]	4,900	4,898
Pfizer, Inc., 1.1361%, November 13, 2017[4]	8,000	7,997
The Proctor Gamble and Co., 1.221%, January 02, 2018[4]	5,000	4,990

Total short-term securities (cost: $54,751,000)		54,751
Total investment securities (cost: $428,875,000)		429,783
Other assets less liabilities		(13,312)

Net assets		$416,471

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate market value of these securities amounted to $24,600,000, representing 5.91% of net assets.
[2]	Coupon rate may change periodically.
[3]	Security was valued in good faith under procedures approved by the Board of Trustees. As of October 31, 2017, these securities represent 0.01% of net assets.
[4]	Zero coupon bond; interest rate represents current yield to maturity.

66	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Key to abbreviations

AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
Co.	=	Company
Corp.	=	Corporation
Econ.	=	Economic
Facs.	=	Facilities
FHLMC	=	Federal Home Loan Mortgage Corporation
Fndg.	=	Funding
G.O.	=	General Obligation
GTY	=	Guaranty
Imps.	=	Improvements
Inc.	=	Incorporated
Ltd.	=	Limited
Misc.	=	Miscellaneous
Prop.	=	Property
Ref.	=	Refunding
REITS	=	Real Estate Investment Trusts
Rev.	=	Revenue
TBA	=	To be announced

See Notes to Financial Statements

Private Client Services Funds	67

Capital Group Global Equity Fund

October 31, 2017

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Global Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2017, the end of the fund’s fiscal year.

1	Includes reinvested dividends and capital gain distributions.
2	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses. Index returns are net of foreign withholding dividends.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio - sector diversification

*	Other includes short-term securities and other assets less liabilities

68	Private Client Services Funds

Capital Group Global Equity Fund

Schedule of investments

October 31, 2017

Investment portfolio - country diversification

Country	(percent of net assets)
United States	44.1%
Japan	10.7
France	9.5
Britain	5.8
Netherlands	3.9
Switzerland	3.7
Hong Kong	3.6
Taiwan	2.4
Denmark	2.1
Canada	1.9
Singapore	1.9
South Africa	1.4
Ireland	1.2
Spain	1.1
Sweden	1.0
Germany	0.9
Belgium	0.8
India	0.8
Finland	0.5
Italy	0.4
Norway	0.2
Australia	0.2
Luxembourg	0.2
Short-term securities & other assets less liabilities	1.7

Private Client Services Funds	69

Capital Group Global Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - 98.3%	Shares	Value (000)
Information Technology - 19.8%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	328,820	$13,919
ASML Holding NV	67,090	12,098
Visa, Inc., A Shares	90,170	9,917
Keyence Corp.	15,250	8,427
Broadcom Ltd.	24,173	6,379
Apple, Inc.	36,394	6,152
VTech Holdings Ltd.	373,900	5,315
Murata Manufacturing Co. Ltd.	33,700	5,243
QUALCOMM, Inc.	101,445	5,175
Amadeus IT Group SA	66,775	4,531
Hamamatsu Photonics K.K.	122,800	3,947
SAP SE	30,133	3,428
Alphabet, Inc., Class A1	3,295	3,404
Jack Henry & Associates, Inc.	29,466	3,245
Microsoft Corp.	34,800	2,895
Activision Blizzard, Inc.	41,620	2,726
Texas Instruments, Inc.	27,265	2,636
Intel Corp.	49,600	2,256
Alphabet, Inc., Class C1	2,139	2,175
Global Payments, Inc.	16,670	1,733
Accenture PLC, Class A	10,900	1,552
Oracle Corp.	18,400	1,545
Micro Focus International PLC[1]	30,290	1,064
GoDaddy, Inc., Class A1	22,700	1,060
VeriSign, Inc.[1]	8,805	947
Analog Devices, Inc.	8,580	783
Xilinx, Inc.	9,965	734
		113,286

Financials - 14.5%
AIA Group Ltd.	1,651,400	12,426
JPMorgan Chase & Co.	108,280	10,894
CME Group, Inc.	65,100	8,930
Moody’s Corp.	39,300	5,597
BNP Paribas SA	68,498	5,349
The Bank of New York Mellon Corp.	92,730	4,771
KBC Group NV	52,865	4,391
HDFC Bank Ltd. (ADR)	46,830	4,322
Sampo Oyj, A Shares	57,398	3,007
Chubb Ltd.	18,870	2,846
Wells Fargo & Co.	49,355	2,771
Intercontinental Exchange, Inc.	41,235	2,726
Marsh & McLennan Cos., Inc.	32,885	2,661
Aon PLC	16,200	2,323
Lloyds Banking Group PLC	1,991,900	1,807
Prudential PLC	58,055	1,428
DNB ASA	72,619	1,400
Huntington Bancshares, Inc.	94,250	1,301
UBS Group AG	68,607	1,168
Svenska Handelsbanken AB, A Shares	73,732	1,057
ABN AMRO Group NV2	34,060	1,052

70	Private Client Services Funds

Capital Group Global Equity Fund

Schedule of investments
October 31, 2017

Common Stocks - continued	Shares	Value (000)
Financials - continued
The Toronto-Dominion Bank	10,270	$584
		82,811

Consumer Discretionary - 13.8%
Las Vegas Sands Corp.	149,480	9,474
Naspers Ltd. Class N, (ADR)	166,805	8,232
Amazon.com, Inc.[1]	5,370	5,935
Royal Caribbean Cruises Ltd.	46,230	5,722
Norwegian Cruise Line Holdings Ltd.[1]	78,735	4,390
Hilton Worldwide Holdings, Inc.	60,600	4,380
Comcast Corp., Class A	109,300	3,938
LVMH Moet Hennessy Louis Vuitton SE	12,867	3,839
Starbucks Corp.	67,300	3,691
Dollar General Corp.	40,880	3,305
Charter Communications, Inc., Class A1	8,027	2,682
Yum! Brands, Inc.	34,600	2,576
Newell Brands, Inc.	61,408	2,504
Cie Financiere Richemont SA	25,002	2,306
Yum China Holdings, Inc.[1]	55,610	2,244
Samsonite International SA	448,800	1,875
O’Reilly Automotive, Inc.[1]	7,045	1,486
BCA Marketplace PLC	506,738	1,402
JCDecaux SA	32,167	1,231
Denso Corp.	22,400	1,220
Hermes International	2,203	1,143
Viacom, Inc., Class B	47,500	1,141
Tempur Sealy International, Inc.[1]	16,130	1,054
NIKE, Inc., Class B	19,000	1,045
SES SA	64,207	1,044
Modern Times Group MTG AB, B Shares	24,325	928
		78,787

Industrials - 13.4%
Airbus SE	91,702	9,373
Safran SA	88,004	9,270
SMC Corp.	18,500	7,035
FANUC Corp.	28,300	6,563
Deere & Co.	46,260	6,147
Hexcel Corp.	68,830	4,177
Assa Abloy AB, Class B	182,842	3,859
The Boeing Co.	12,790	3,300
Eaton Corp. PLC	34,600	2,769
Waste Connections, Inc.	32,955	2,329
Ryanair Holdings PLC (ADR)[1]	20,195	2,264
Equifax, Inc.	20,800	2,258
TransDigm Group, Inc.	8,030	2,228
Jardine Matheson Holdings Ltd.	34,000	2,178
IDEX Corp.	16,900	2,167
Nielsen Holdings PLC	49,350	1,829
CSX Corp.	31,300	1,579
DKSH Holding AG Ltd.	14,647	1,228

Private Client Services Funds	71

Capital Group Global Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - continued	Shares	Value (000)
Industrials - continued
Hoshizaki Corp.	11,600	$1,093
Sydney Airport	200,130	1,089
CH Robinson Worldwide, Inc.	13,270	1,042
Waste Management, Inc.	10,750	883
Brenntag AG	15,364	870
Norfolk Southern Corp.	4,775	628
		76,158

Consumer Staples - 10.3%
Pernod Ricard SA	49,820	7,472
Carlsberg A/S, Class B	54,718	6,249
Nestle SA	70,575	5,935
L’Oreal SA	23,943	5,328
Danone SA	63,305	5,172
Shiseido Co. Ltd.	120,400	4,948
British American Tobacco PLC	64,320	4,161
Reckitt Benckiser Group PLC	44,845	4,011
Diageo PLC	81,785	2,794
Seven & i Holdings Co. Ltd.	69,300	2,787
Imperial Brands PLC	65,370	2,666
The Coca-Cola Co.	45,190	2,078
Philip Morris International, Inc.	16,040	1,678
Mondelez International, Inc., Class A	28,800	1,193
The Procter & Gamble Co.	12,055	1,041
Japan Tobacco, Inc.	30,100	992
Nestle SA (ADR)	4,300	362
		58,867

Health Care - 9.1%
Astrazeneca PLC	93,485	6,248
Cerner Corp.[1]	88,595	5,982
Novo Nordisk A/S, Class B	119,431	5,941
Roche Holding AG	25,336	5,854
Gilead Sciences, Inc.	76,607	5,742
Incyte Corp.[1]	47,300	5,357
Essilor International SA	28,047	3,551
Danaher Corp.	35,200	3,248
Seattle Genetics, Inc.[1]	52,780	3,236
UnitedHealth Group, Inc.	15,190	3,193
Express Scripts Holding Co.[1]	17,405	1,067
Johnson & Johnson	6,270	874
Merck & Co., Inc.	12,100	667
Humana, Inc.	2,410	615
Eli Lilly & Co.	6,075	498
		52,073

Energy - 5.9%
Royal Dutch Shell PLC, Class B (ADR)	119,995	7,843
Chevron Corp.	56,994	6,605
Schlumberger Ltd.	73,786	4,722

72	Private Client Services Funds

Capital Group Global Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - continued	Shares	Value (000)
Energy - continued
Enbridge, Inc.	112,035	$4,306
EOG Resources, Inc.	30,145	3,010
Occidental Petroleum Corp.	38,500	2,486
Exxon Mobil Corp.	27,150	2,263
Total SA	19,945	1,112
ConocoPhillips	19,800	1,013
		33,360

Materials - 4.0%
Asahi Kasei Corp.	506,000	6,092
DowDuPont, Inc.	60,830	4,399
Potash Corp. of Saskatchewan, Inc.	191,500	3,727
Monsanto Co.	29,645	3,590
Air Liquide SA	11,949	1,521
Praxair, Inc.	8,545	1,249
Givaudan SA	555	1,240
Rio Tinto PLC	22,242	1,048
		22,866

Telecommunication Services - 3.4%
SoftBank Group Corp.	110,100	9,632
Singapore Telecommunications Ltd.	1,631,200	4,488
Vodafone Group PLC	905,690	2,593
NTT DOCOMO, Inc.	52,900	1,275
Koninklijke KPN NV	305,033	1,053
Verizon Communications, Inc.	10,245	490
		19,531

Real Estate - 2.2%
American Tower Corp. REIT	42,500	6,106
Crown Castle International Corp. REIT	48,475	5,191
Link REIT	98,000	823
Deutsche Wohnen SE	13,288	566
		12,686

Utilities - 1.9%
AES Corp.	251,550	2,674
Sempra Energy	22,680	2,665
Enel SpA	338,531	2,100
National Grid PLC	143,085	1,721
Iberdrola SA	207,139	1,674
		10,834

Total common stocks (cost: $396,213,000)		561,259

Private Client Services Funds	73

Capital Group Global Equity Fund

Schedule of investments

October 31, 2017

Short-term securities - 1.7%	Principal amount (000)	Value (000)
General Electric Co., 0.01%, November 01, 2017[3]	$4,000	$4,000
Victory Receivables, 1.2895%, November 07, 2017[3]	5,900	5,899

Total short-term securities (cost: $9,899,000)		9,899
Total investment securities (cost: $406,112,000)		571,158
Other assets less liabilities		81

Net assets		$571,239

[1]	Non-income producing security.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate market value of these securities amounted to $1,052,000, representing 0.18% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

See Notes to Financial Statements

74	Private Client Services Funds

Capital Group International Equity Fund

October 31, 2017

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group International Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2017, the end of the fund’s fiscal year.

1	Includes reinvested dividends and capital gain distributions.
2	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses. Index returns are net of foreign withholding dividends.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio - sector diversification

*	Other includes short-term securities and other assets less liabilities

Private Client Services Funds	75

Capital Group International Equity Fund

Schedule of investments

October 31, 2017

Investment portfolio - country diversification

Country	(percent of net assets)
Japan	20.9%
France	16.3
Britain	14.7
Denmark	6.5
Switzerland	6.5
Hong Kong	4.2
Netherlands	3.8
Germany	2.9
Sweden	2.6
Spain	2.4
Taiwan	2.1
Finland	1.5
Canada	1.4
Belgium	1.3
Australia	1.1
Luxembourg	1.1
United States	1.0
India	0.9
Italy	0.8
Ireland	0.6
South Africa	0.4
Argentina	0.4
Mexico	0.4
Norway	0.4
Macau	0.4
South Korea	0.3
Singapore	0.2
Short-term securities & other assets less liabilities	4.9

76	Private Client Services Funds

Capital Group International Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - 94.7%	Shares	Value (000)
Industrials - 16.3%
SMC Corp.	107,200	$40,766
Safran SA	374,425	39,441
Airbus SE	268,980	27,494
FANUC Corp.	117,700	27,297
Assa Abloy AB, Class B	1,055,326	22,275
Jardine Matheson Holdings Ltd.	281,500	18,033
Sydney Airport	2,768,593	15,066
Nidec Corp.	97,000	12,792
DKSH Holding AG Ltd.	115,345	9,671
DSV A/S	101,950	7,884
Brenntag AG	135,395	7,667
Hoshizaki Corp.	78,500	7,394
Kubota Corp.	292,600	5,459
Canadian National Railway Co.	63,300	5,095
Siemens AG	34,457	4,917
Ryanair Holdings PLC (ADR)[1]	35,670	3,999
Glory Ltd.	87,500	3,247
		258,497

Information Technology - 16.3%
Keyence Corp.	87,000	48,074
ASML Holding NV	187,647	33,836
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	783,600	33,170
Murata Manufacturing Co. Ltd.	194,500	30,260
Hamamatsu Photonics K.K.	856,400	27,529
SAP SE	203,037	23,097
Amadeus IT Group SA	313,618	21,280
Micro Focus International PLC[1]	569,259	19,998
Oracle Corp.	106,400	8,936
MercadoLibre, Inc.	27,350	6,572
Samsung Electronics Co. Ltd. (GDR)	5,057	5,082
		257,834

Consumer Staples - 13.3%
Pernod Ricard SA	200,747	30,107
Carlsberg A/S, Class B	261,610	29,874
Nestle SA	289,820	24,373
British American Tobacco PLC	372,400	24,092
L’Oreal SA	103,258	22,980
Diageo PLC	605,145	20,672
Danone SA	173,219	14,152
Imperial Brands PLC	251,278	10,247
Associated British Foods PLC	220,050	9,738
Reckitt Benckiser Group PLC	104,700	9,366
Meiji Holdings Co. Ltd.	87,000	7,085
PZ Cussons PLC	1,087,793	4,775
Japan Tobacco, Inc.	101,900	3,358
		210,819

Financials - 12.7%
AIA Group Ltd.	5,165,000	38,863

Private Client Services Funds	77

Capital Group International Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - continued	Shares	Value (000)
Financials - continued
Sampo Oyj, A Shares	451,173	$23,639
BNP Paribas SA	290,637	22,696
Prudential PLC	879,070	21,623
Lloyds Banking Group PLC	23,714,100	21,508
KBC Group NV	247,825	20,586
ABN AMRO Group NV2	471,423	14,560
HDFC Bank Ltd. (ADR)	156,900	14,482
Svenska Handelsbanken AB, A Shares	529,357	7,588
DNB ASA	294,036	5,670
UBS Group AG	325,245	5,536
Sumitomo Mitsui Financial Group, Inc.	129,200	5,132
		201,883

Health Care - 11.7%
Novo Nordisk A/S, Class B	904,524	44,998
Astrazeneca PLC	556,250	37,176
Roche Holding AG	144,878	33,473
Essilor International SA	195,185	24,714
Genmab A/S1	101,922	20,581
Sonova Holding AG	40,370	7,288
Sysmex Corp.	98,600	6,703
Medtronic PLC	72,000	5,797
Novartis AG	65,608	5,406
		186,136

Consumer Discretionary - 10.5%
Ryohin Keikaku Co. Ltd.	83,600	24,557
LVMH Moet Hennessy Louis Vuitton SE	79,334	23,667
SES SA	1,089,867	17,723
Kering	36,831	16,882
Samsonite International SA	3,701,400	15,467
BCA Marketplace PLC	4,442,168	12,286
Modern Times Group MTG AB, B Shares	285,581	10,896
JCDecaux SA	246,350	9,427
Cie Financiere Richemont SA	100,341	9,253
Naspers Ltd. Class N, (ADR)	133,750	6,601
Wynn Macau Ltd.	2,190,200	5,615
InterContinental Hotels Group PLC	94,800	5,253
Denso Corp.	88,500	4,819
Hermes International	7,186	3,729
		166,175

Telecommunication Services - 5.2%
Vodafone Group PLC	8,861,130	25,374
SoftBank Group Corp.	284,500	24,888
NTT DOCOMO, Inc.	483,700	11,660
Koninklijke KPN NV	2,178,273	7,521
America Movil SAB de CV Class L, (ADR)	364,400	6,238
Singapore Telecommunications Ltd.	1,253,900	3,450

78	Private Client Services Funds

Capital Group International Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - continued	Shares	Value (000)
Telecommunication Services - continued
KDDI Corp.	114,900	$3,056
		82,187

Materials - 3.2%
Asahi Kasei Corp.	1,037,000	12,485
Shin-Etsu Chemical Co. Ltd.	109,100	11,428
Givaudan SA	3,644	8,138
Air Liquide SA	54,962	6,998
Kansai Paint Co. Ltd.	163,700	4,185
Rio Tinto PLC	81,490	3,841
Amcor Ltd.	258,547	3,134
		50,209

Energy - 2.5%
Enbridge, Inc.	444,190	17,071
Total SA	279,868	15,606
Royal Dutch Shell PLC, Class B	152,990	4,920
Ensco PLC, Class A	377,700	2,036
		39,633

Utilities - 1.7%
Enel SpA	2,036,369	12,631
Iberdrola SA	1,198,638	9,687
SSE PLC	250,754	4,603
		26,921

Real Estate - 1.3%
Deutsche Wohnen SE	240,171	10,230
Link REIT	1,176,500	9,885
		20,115

Total common stocks (cost: $1,102,396,000)		1,500,409

Preferred Securities - 0.4%
Health Care - 0.4%
Grifols SA, Class B	272,114	6,289

Total preferred securities (cost: $4,466,000)		6,289

Private Client Services Funds	79

Capital Group International Equity Fund

Schedule of investments

October 31, 2017

Short-term securities - 4.7%	Principal amount (000)	Value (000)
Apple, Inc., 1.1671%, November 29, 2017[3]	$34,300	$34,269
General Electric Co., 0.01%, November 01, 2017[3]	39,800	39,799

Total short-term securities (cost: $74,069,000)		74,068
Total investment securities (cost: $1,180,931,000)		1,580,766
Other assets less liabilities		3,477

Net assets		$1,584,243

[1]	Non-income producing security.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate market value of these securities amounted to $14,560,000, representing 0.92% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

REIT - Real Estate Investment Trust

See Notes to Financial Statements

80	Private Client Services Funds

Capital Group U.S. Equity Fund

October 31, 2017

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group U.S. Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2017, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio - sector diversification

*	Other includes short-term securities and other assets less liabilities

Private Client Services Funds	81

Capital Group U.S. Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - 97.7%	Shares	Value (000)
Information Technology - 18.5%
Visa, Inc., A Shares	59,880	$6,586
Microsoft Corp.	74,745	6,217
Jack Henry & Associates, Inc.	47,270	5,206
Texas Instruments, Inc.	45,400	4,390
Apple, Inc.	21,020	3,553
Broadcom Ltd.	12,861	3,394
Analog Devices, Inc.	32,155	2,936
ASML Holding NV	10,590	1,914
Alphabet, Inc., Class C1	1,857	1,888
Global Payments, Inc.	16,705	1,737
Xilinx, Inc.	15,945	1,175
HP, Inc.	53,720	1,158
QUALCOMM, Inc.	21,665	1,105
Accenture PLC, Class A	5,700	811
Trimble, Inc.[1]	17,005	695
Alphabet, Inc., Class A1	450	465
VeriSign, Inc.[1]	3,240	348
		43,578

Financials - 14.7%
Marsh & McLennan Cos., Inc.	67,740	5,482
Chubb Ltd.	33,240	5,013
CME Group, Inc.	30,425	4,173
JPMorgan Chase & Co.	40,180	4,043
Wells Fargo & Co.	69,415	3,897
The Bank of New York Mellon Corp.	57,940	2,981
Aon PLC	16,700	2,395
Intercontinental Exchange, Inc.	32,050	2,119
Moody’s Corp.	13,825	1,969
Huntington Bancshares, Inc.	141,930	1,959
The Toronto-Dominion Bank	12,245	696
		34,727

Industrials - 13.6%
Waste Connections, Inc.	83,200	5,880
Northrop Grumman Corp.	10,720	3,168
The Boeing Co.	10,770	2,778
Hexcel Corp.	41,835	2,539
Eaton Corp. PLC	26,070	2,086
TransDigm Group, Inc.	6,635	1,841
Norfolk Southern Corp.	12,892	1,694
Canadian National Railway Co.	20,080	1,616
IDEX Corp.	12,200	1,564
Deere & Co.	11,420	1,518
Airbus SE (ADR)	53,700	1,378
CH Robinson Worldwide, Inc.	15,240	1,197
Waste Management, Inc.	13,820	1,136
Nielsen Holdings PLC	28,425	1,054
CSX Corp.	16,600	837
Lockheed Martin Corp.	2,075	639
Equifax, Inc.	5,700	619

82	Private Client Services Funds

Capital Group U.S. Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - continued	Shares	Value (000)
Industrials - continued
Union Pacific Corp.	4,600	$533
		32,077

Consumer Discretionary - 13.2%
Comcast Corp., Class A	120,250	4,332
Charter Communications, Inc., Class A1	11,416	3,815
Newell Brands, Inc.	93,500	3,813
Amazon.com, Inc.[1]	3,353	3,706
Starbucks Corp.	61,415	3,368
Dollar General Corp.	33,595	2,716
NIKE, Inc., Class B	33,605	1,848
Hilton Worldwide Holdings, Inc.	22,900	1,655
Norwegian Cruise Line Holdings Ltd.[1]	27,185	1,515
The Priceline Group, Inc.[1]	685	1,310
Carnival Corp.	17,850	1,185
Yum China Holdings, Inc.[1]	22,100	892
O’Reilly Automotive, Inc.[1]	2,138	451
Yum! Brands, Inc.	5,530	412
		31,018

Health Care - 12.9%
UnitedHealth Group, Inc.	23,805	5,004
Cerner Corp.[1]	55,965	3,779
Humana, Inc.	12,715	3,247
Incyte Corp.[1]	24,100	2,729
Gilead Sciences, Inc.	25,324	1,898
Danaher Corp.	20,243	1,868
Seattle Genetics, Inc.[1]	28,380	1,740
Express Scripts Holding Co.[1]	26,575	1,629
AstraZeneca PLC (ADR)	41,750	1,440
Medtronic PLC	14,365	1,157
Johnson & Johnson	7,280	1,015
Roche Holding AG (ADR)	33,675	974
Juno Therapeutics, Inc.[1]	18,200	817
Merck & Co., Inc.	14,385	793
Eli Lilly & Co.	9,500	779
Agios Pharmaceuticals, Inc.[1]	10,270	660
Essilor International SA (ADR)	8,080	512
Ultragenyx Pharmaceutical, Inc.[1]	10,445	481
		30,522

Consumer Staples - 8.7%
The Procter & Gamble Co.	52,600	4,541
Diageo PLC (ADR)	29,980	4,108
Philip Morris International, Inc.	30,580	3,200
Nestle SA (ADR)	29,205	2,460
The Coca-Cola Co.	38,020	1,748
Unilever PLC (ADR)	14,180	803
Carlsberg A/S, Class B (ADR)	31,725	726
Danone SA (ADR)	43,170	710
British American Tobacco PLC (ADR)	9,790	630

Private Client Services Funds	83

Capital Group U.S. Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - continued	Shares	Value (000)
Consumer Staples - continued
Mondelez International, Inc., Class A	13,000	$539
Hormel Foods Corp.	17,200	534
Reckitt Benckiser Group PLC (ADR)	26,660	484
		20,483

Energy - 7.9%
Enbridge, Inc.	107,290	4,126
Schlumberger Ltd.	52,244	3,344
Chevron Corp.	27,240	3,157
Exxon Mobil Corp.	22,500	1,876
ConocoPhillips	35,685	1,825
EOG Resources, Inc.	16,665	1,664
Occidental Petroleum Corp.	17,410	1,124
Halliburton Co.	20,400	872
Helmerich & Payne, Inc.	9,600	516
		18,504

Real Estate - 4.1%
Crown Castle International Corp. REIT	37,270	3,991
American Tower Corp. REIT	19,750	2,837
Iron Mountain, Inc. REIT	49,869	1,995
Digital Realty Trust, Inc. REIT	7,350	870
		9,693

Materials - 2.3%
Monsanto Co.	23,950	2,901
Praxair, Inc.	11,636	1,700
Sherwin-Williams Co.	1,810	715
		5,316

Utilities - 1.4%
Sempra Energy	28,255	3,320
		3,320

Telecommunication Services - 0.4%
Verizon Communications, Inc.	19,635	940
		940

Total common stocks (cost: $154,990,000)		230,178

84	Private Client Services Funds

Capital Group U.S. Equity Fund

Schedule of investments

October 31, 2017

Short-term securities - 2.8%	Principal amount (000)	Value (000)
Exxon Mobil Corp., 1.1172%, November 21, 2017[2]	$4,300	$4,297
General Electric Co., 0.01%, November 01, 2017[2]	2,400	2,400

Total short-term securities (cost: $6,698,000)		6,697
Total investment securities (cost: $161,688,000)		236,875
Other assets less liabilities		(1,155)

Net assets		$235,720

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

See Notes to Financial Statements

Private Client Services Funds	85

Capital Group Core Municipal Fund

Statement of assets and liabilities
at October 31, 2017

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $392,229)		$397,103
Short-term investments, at value (cost: $50,243)		50,242
Cash		161
Receivables for:
Sales of fund’s shares	205
Interest	4,434
Reimbursement from investment adviser	8
		4,647
Total assets		452,153
Liabilities:
Payables for:
Purchases of investments	9,618
Repurchases of fund’s shares	1
Investment advisory services	93
Other accrued expenses	111
Total liabilities		9,823
Net assets at October 31, 2017:		$442,330

Net assets consist of:
Capital paid in on shares of beneficial interest		$436,593
Undistributed net investment income		2
Accumulated net realized gain		862
Net unrealized appreciation		4,873
Net assets at October 31, 2017		$442,330

Shares outstanding:		42,508

Net asset value per share:		$10.41

See Notes to Financial Statements

86	Private Client Services Funds

Capital Group Core Municipal Fund

Statement of operations
for the year ended October 31, 2017

(dollars in thousands)

Investment income:
Income:
Interest		$9,705
Fees and expenses:
Investment advisory services	1,188
Administrative and accounting services	111
Registration fees	28
Audit and tax fees	45
Transfer agent services	22
Trustees’ compensation	32
Other	22
Total fees and expenses before reimbursements	1,448
Less reimbursements of fees and expenses	42
Total fees and expenses after reimbursements		1,406
Net investment income		8,299

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		940
Net unrealized depreciation on investments		(3,877)
Net realized gain and unrealized depreciation on investments		(2,937)

Net increase in net assets resulting from operations		$5,362

See Notes to Financial Statements

Private Client Services Funds	87

Capital Group Core Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year ended 10/31/17	For the year ended 10/31/16

Operations:
Net investment income	$8,299	$7,740
Net realized gain on investments	940	178
Net unrealized depreciation on investments	(3,877)	(306)
Net increase in net assets resulting from operations	5,362	7,612

Dividends and distributions to shareholders:
Dividends from net investment income	(8,282)	(7,721)
Distributions from capital gain	(144)	(303)
Total dividends and distributions	(8,426)	(8,024)

Net capital share transactions	40,004	26,646

Total increase in net assets	36,940	26,234

Net assets:
Beginning of year	405,390	379,156
End of year (including undistributed net investment income: $2 and $–, respectively.)	$442,330	$405,390

See Notes to Financial Statements

88	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Statement of assets and liabilities
at October 31, 2017

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $131,376)		$131,750
Short-term investments, at value (cost: $19,740)		19,739
Cash		111
Receivables for:
Interest	1,471
Reimbursement from investment adviser	13
		1,484
Prepaid expenses		—	*
Total assets		153,084
Liabilities:
Payables for:
Purchases of investments	3,159
Investment advisory services	31
Other accrued expenses	77
Total liabilities		3,267
Net assets at October 31, 2017:		$149,817

Net assets consist of:
Capital paid in on shares of beneficial interest		$149,685
Undistributed net investment income		—
Accumulated net realized loss		(241)
Net unrealized appreciation		373
Net assets at October 31, 2017		$149,817

Shares outstanding:		14,850

Net asset value per share:		$10.09

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	89

Capital Group Short-Term Municipal Fund

Statement of operations
for the year ended October 31, 2017

(dollars in thousands)

Investment income:
Income:
Interest		$2,796
Fees and expenses:
Investment advisory services	464
Administrative and accounting services	43
Registration fees	28
Audit and tax fees	45
Transfer agent services	21
Trustees’ compensation	32
Other	18
Total fees and expenses before reimbursements	651
Less reimbursements of fees and expenses	97
Total fees and expenses after reimbursements		554
Net investment income		2,242

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(240)
Net unrealized depreciation on investments		(274)
Net realized loss and unrealized depreciation on investments		(514)

Net increase in net assets resulting from operations		$1,728

See Notes to Financial Statements

90	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year ended 10/31/17	For the year ended 10/31/16

Operations:
Net investment income	$2,242	$1,848
Net realized (loss) gain on investments	(240)	91
Net unrealized depreciation on investments	(274)	(385)
Net increase in net assets resulting from operations	1,728	1,554

Dividends and distributions to shareholders:
Dividends from net investment income	(2,242)	(1,846)
Distributions from capital gain	(32)	(21)
Total dividends and distributions	(2,274)	(1,867)

Net capital share transactions	(28,231)	36,596

Total (decrease) increase in net assets	(28,777)	36,283

Net assets:
Beginning of year	178,594	142,311
End of year (including undistributed net investment income: $– and $–, respectively.)	$149,817	$178,594

See Notes to Financial Statements

Private Client Services Funds	91

Capital Group California Core Municipal Fund

Statement of assets and liabilities
at October 31, 2017

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $349,523)		$356,239
Short-term investments, at value (cost: $31,530)		31,538
Cash		171
Receivables for:
Sales of fund’s shares	50
Interest	3,492
		3,542
Prepaid expenses		—	*
Total assets		391,490
Liabilities:
Payables for:
Purchases of investments	3,309
Repurchases of fund’s shares	2
Investment advisory services	74
Other accrued expenses	105
Total liabilities		3,490
Net assets at October 31, 2017:		$388,000

Net assets consist of:
Capital paid in on shares of beneficial interest		$380,922
Undistributed net investment income		—
Accumulated net realized gain		354
Net unrealized appreciation		6,724
Net assets at October 31, 2017		$388,000

Shares outstanding:		36,704

Net asset value per share:		$10.57

*	Amount less than one thousand.

See Notes to Financial Statements

92	Private Client Services Funds

Capital Group California Core Municipal Fund

Statement of operations
for the year ended October 31, 2017

(dollars in thousands)

Investment income:
Income:
Interest		$7,735
Fees and expenses:
Investment advisory services	1,003
Administrative and accounting services	94
Registration fees	10
Audit and tax fees	45
Transfer agent services	22
Trustees’ compensation	32
Other	23
Total fees and expenses before reimbursements	1,229
Less reimbursements of fees and expenses	38
Total fees and expenses after reimbursements		1,191
Net investment income		6,544

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		396
Net unrealized depreciation on investments		(3,915)
Net realized gain and unrealized depreciation on investments		(3,519)

Net increase in net assets resulting from operations		$3,025

See Notes to Financial Statements

Private Client Services Funds	93

Capital Group California Core Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year ended 10/31/17	For the year ended 10/31/16

Operations:
Net investment income	$6,544	$6,044
Net realized gain on investments	396	378
Net unrealized (depreciation) appreciation on investments	(3,915)	2,381
Net increase in net assets resulting from operations	3,025	8,803

Dividends and distributions to shareholders:
Dividends from net investment income	(6,542)	(6,040)
Distributions from capital gain	(284)	—
Total dividends and distributions	(6,826)	(6,040)

Net capital share transactions	55,632	28,412

Total increase in net assets	51,831	31,175

Net assets:
Beginning of year	336,169	304,994
End of year (including undistributed net investment income: $– and $–, respectively.)	$388,000	$336,169

See Notes to Financial Statements

94	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Statement of assets and liabilities
at October 31, 2017

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $114,650)		$115,206
Short-term investments, at value (cost: $3,050)		3,050
Cash		686
Receivables for:
Sales of fund’s shares	785
Interest	1,290
Reimbursement from investment adviser	11
		2,086
Prepaid expenses		—	*
Total assets		121,028
Liabilities:
Payables for:
Purchases of investments	1,103
Repurchases of fund’s shares	1
Investment advisory services	26
Other accrued expenses	72
Total liabilities		1,202
Net assets at October 31, 2017:		$119,826

Net assets consist of:
Capital paid in on shares of beneficial interest		$119,187
Undistributed net investment income		—
Accumulated net realized gain		83
Net unrealized appreciation		556
Net assets at October 31, 2017		$119,826

Shares outstanding:		11,733

Net asset value per share:		$10.21

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	95

Capital Group California Short-Term Municipal Fund

Statement of operations

for the year ended October 31, 2017

(dollars in thousands)

Investment income:
Income:
Interest		$1,694
Fees and expenses:
Investment advisory services	337
Administrative and accounting services	31
Registration fees	6
Audit and tax fees	45
Transfer agent services	21
Trustees’ compensation	32
Other	14
Total fees and expenses before reimbursements	486
Less reimbursements of fees and expenses	84
Total fees and expenses after reimbursements		402
Net investment income		1,292

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		113
Net unrealized depreciation on investments		(296)
Net realized gain and unrealized depreciation on investments		(183)

Net increase in net assets resulting from operations		$1,109

See Notes to Financial Statements

96	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/17	ended 10/31/16

Operations:
Net investment income	$1,292	$1,144
Net realized gain on investments	113	72
Net unrealized depreciation on investments	(296)	(465)
Net increase in net assets resulting from operations	1,109	751

Dividends and distributions to shareholders:
Dividends from net investment income	(1,292)	(1,144)
Distributions from capital gain	(52)	(123)
Total dividends and distributions	(1,344)	(1,267)

Net capital share transactions	2,211	6,365

Total increase in net assets	1,976	5,849

Net assets:
Beginning of year	117,850	112,001
End of year (including undistributed net investment income: $– and $–, respectively.)	$119,826	$117,850

See Notes to Financial Statements

Private Client Services Funds	97

Capital Group Core Bond Fund

Statement of assets and liabilities

at October 31, 2017

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $374,124)		$375,032
Short-term investments, at value (cost: $54,751)		54,751
Cash		56
Receivables for:
Sales of investments	7,964
Interest	1,787
Reimbursement from investment adviser	9
		9,760
Prepaid expenses		—	*
Total assets		439,599
Liabilities:
Payables for:
Purchases of investments	22,909
Repurchases of fund’s shares	23
Investment advisory services	88
Other accrued expenses	108
Total liabilities		23,128
Net assets at October 31, 2017:		$416,471

Net assets consist of:
Capital paid in on shares of beneficial interest		$416,300
Undistributed net investment income		—
Accumulated net realized loss		(737)
Net unrealized appreciation		908
Net assets at October 31, 2017		$416,471

Shares outstanding:		41,091

Net asset value per share:		$10.14

*	Amount less than one thousand.

See Notes to Financial Statements

98	Private Client Services Funds

Capital Group Core Bond Fund

Statement of operations

for the year ended October 31, 2017

(dollars in thousands)

Investment income:
Income:
Interest		$7,294
Fees and expenses:
Investment advisory services	1,100
Administrative and accounting services	103
Registration fees	31
Audit and tax fees	45
Transfer agent services	21
Trustees’ compensation	32
Other	14
Total fees and expenses before reimbursements	1,346
Less reimbursements of fees and expenses	54
Total fees and expenses after reimbursements		1,292
Net investment income		6,002

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(677)
Net unrealized depreciation on investments		(3,359)
Net realized loss and unrealized depreciation on investments		(4,036)

Net increase in net assets resulting from operations		$1,966

See Notes to Financial Statements

Private Client Services Funds	99

Capital Group Core Bond Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/17	ended 10/31/16

Operations:
Net investment income	$6,002	$5,277
Net realized (loss) gain on investments	(677)	1,800
Net unrealized (depreciation) appreciation on investments	(3,359)	2,912
Net increase in net assets resulting from operations	1,966	9,989

Dividends and distributions to shareholders:
Dividends from net investment income	(6,147)	(5,227)
Distributions from capital gain	(1,618)	(922)
Total dividends and distributions	(7,765)	(6,149)

Net capital share transactions	69,985	13,891

Total increase in net assets	64,186	17,731

Net assets:
Beginning of year	352,285	334,554
End of year (including undistributed net investment income: $– and $145, respectively.)	$416,471	$352,285

See Notes to Financial Statements

100	Private Client Services Funds

Capital Group Global Equity Fund

Statement of assets and liabilities
at October 31, 2017

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $396,213)		$561,259
Short-term investments, at value (cost: $9,899)		9,899
Cash		59
Foreign currency, at value (cost: $–*)		—	*
Receivables for:
Sales of investments	57
Dividends	791
Reimbursement from investment adviser	3
		851
Prepaid expenses		7
Total assets		572,075
Liabilities:
Payables for:
Purchases of investments	453
Repurchases of fund’s shares	66
Unified Management fees	314
Other accrued expenses	3
Total liabilities		836
Net assets at October 31, 2017:		$571,239

Net assets consist of:
Capital paid in on shares of beneficial interest		$379,697
Accumulated undistributed net investment income		6,334
Accumulated net realized gain		20,166
Net unrealized appreciation		165,042
Net assets at October 31, 2017		$571,239

Shares outstanding:		36,561

Net asset value per share:		$15.62

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	101

Capital Group Global Equity Fund

Statement of operations
for the year ended October 31, 2017

(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $577)	$11,549
Interest	161	11,710
Fees and expenses:
Unified Management fees	3,793
Trustees’ compensation	32
Legal fees	2
Total fees and expenses before reimbursements	3,827
Less reimbursements of fees and expenses	34
Total fees and expenses after reimbursements		3,793
Net investment income		7,917

Net realized gain (loss) and unrealized appreciation on investments and currency:
Net realized gain on investments		21,834
Net realized loss on currency		(17)
Net unrealized appreciation on investments		88,336
Net unrealized appreciation on currency translations		15
Net realized gain and unrealized appreciation on investments and currency		110,168

Net increase in net assets resulting from operations		$118,085

See Notes to Financial Statements

102	Private Client Services Funds

Capital Group Global Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/17	ended 10/31/16

Operations:
Net investment income	$7,917	$7,968
Net realized gain on investments and currency	21,817	93
Net unrealized appreciation (depreciation) on investments and currency	88,351	(2,629)
Net increase in net assets resulting from operations	118,085	5,432

Dividends and distributions to shareholders:
Dividends from net investment income	(7,255)	(6,944)
Distributions from capital gain	—	(15,930)
Total dividends and distributions	(7,255)	(22,874)

Net capital share transactions	(21,188)	1,358

Total increase (decrease) in net assets	89,642	(16,084)

Net assets:
Beginning of year	481,597	497,681
End of year (including undistributed net investment income: $6,334 and $5,996, respectively.)	$571,239	$481,597

See Notes to Financial Statements

Private Client Services Funds	103

Capital Group International Equity Fund

Statement of assets and liabilities
at October 31, 2017

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $1,106,862)		$1,506,698
Short-term investments, at value (cost: $74,069)		74,068
Cash		54
Foreign currency, at value (cost: $449)		454
Receivables for:
Sales of investments	651
Sales of fund’s shares	353
Dividends	3,657
Reimbursement from investment adviser	3
		4,664
Prepaid expenses		7
Total assets		1,585,945
Liabilities:
Payables for:
Purchases of investments	45
Repurchases of fund’s shares	788
Unified Management fees	866
Other accrued expenses	3
Total liabilities		1,702
Net assets at October 31, 2017:		$1,584,243

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,244,228
Accumulated undistributed net investment income		21,573
Accumulated net realized loss		(81,379)
Net unrealized appreciation		399,821
Net assets at October 31, 2017		$1,584,243

Shares outstanding:		115,906

Net asset value per share:		$13.67

See Notes to Financial Statements

104	Private Client Services Funds

Capital Group International Equity Fund

Statement of operations
for the year ended October 31, 2017

(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,155)	$32,725
Interest	500	33,225
Fees and expenses:
Unified Management fees	10,209
Trustees’ compensation	32
Legal fees	2
Total fees and expenses before reimbursements	10,243
Less reimbursements of fees and expenses	34
Total fees and expenses after reimbursements		10,209
Net investment income		23,016

Net realized gain (loss) and unrealized appreciation on investments and currency:
Net realized gain on investments		16,172
Net realized loss on currency		(313)
Net unrealized appreciation on investments		260,141
Net unrealized appreciation on currency translations		178
Net realized gain and unrealized appreciation on investments and currency		276,178

Net increase in net assets resulting from operations		$299,194

See Notes to Financial Statements

Private Client Services Funds	105

Capital Group International Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/17	ended 10/31/16

Operations:
Net investment income	$23,016	$19,420
Net realized gain (loss) on investments and currency	15,859	(40,426)
Net unrealized appreciation on investments and currency	260,319	10,819
Net increase (decrease) in net assets resulting from operations	299,194	(10,187)

Dividends to shareholders:
Dividends from net investment income	(19,754)	(15,606)
Total dividends	(19,754)	(15,606)

Net capital share transactions	(60,784)	58,562

Total increase in net assets	218,656	32,769

Net assets:
Beginning of year	1,365,587	1,332,818
End of year (including undistributed net investment income: $21,573 and $18,624, respectively.)	$1,584,243	$1,365,587

See Notes to Financial Statements

106	Private Client Services Funds

Capital Group U.S. Equity Fund

Statement of assets and liabilities

at October 31, 2017

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $154,990)		$230,178
Short-term investments, at value (cost: $6,698)		6,697
Cash		339
Receivables for:
Sales of investments	28
Dividends	175
Reimbursement from investment adviser	3
		206
Total assets		237,420
Liabilities:
Payables for:
Purchases of investments	1,604
Repurchases of fund’s shares	6
Unified Management fees	86
Other accrued expenses	4
Total liabilities		1,700
Net assets at October 31, 2017:		$235,720

Net assets consist of:
Capital paid in on shares of beneficial interest		$149,792
Undistributed net investment income		—
Accumulated net realized gain		10,741
Net unrealized appreciation		75,187
Net assets at October 31, 2017		$235,720

Shares outstanding:		10,269

Net asset value per share:		$22.95

See Notes to Financial Statements

Private Client Services Funds	107

Capital Group U.S. Equity Fund

Statement of operations

for the year ended October 31, 2017

(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $57)	$4,563
Interest	62		4,625
Fees and expenses:
Unified Management fees	1,174
Trustees’ compensation	32
Legal fees	2
Other	—	*
Total fees and expenses before reimbursements	1,208
Less reimbursements of fees and expenses	34
Total fees and expenses after reimbursements			1,174
Net investment income			3,451

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain on investments			11,281
Net realized gain on currency			1
Net unrealized appreciation on investments			31,565
Net realized gain and unrealized appreciation on investments and currency			42,847

Net increase in net assets resulting from operations			$46,298

*	Amount less than one thousand.

See Notes to Financial Statements

108	Private Client Services Funds

Capital Group U.S. Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/17	ended 10/31/16

Operations:
Net investment income	$3,451	$3,367
Net realized gain on investments and currency	11,282	9,134
Net unrealized appreciation (depreciation) on investments	31,565	(3,494)
Net increase in net assets resulting from operations	46,298	9,007

Dividends and distributions to shareholders:
Dividends from net investment income	(3,244)	(3,101)
Distributions from capital gain	(8,959)	(6,581)
Total dividends and distributions	(12,203)	(9,682)

Net capital share transactions	(8,035)	12,361

Total increase in net assets	26,060	11,686

Net assets:
Beginning of year	209,660	197,974
End of year (including undistributed net investment income: $– and $–, respectively.)	$235,720	$209,660

See Notes to Financial Statements

Private Client Services Funds	109

Capital Group Private Client Services Funds

Notes to financial statements

1. Organization

Capital Group Private Client Services Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund) (each a “fund,” collectively the “funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund seek to provide prudent growth of capital and conservation of principal.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements have been prepared to comply with U.S generally accepted accounting principles (“U.S. GAAP”). These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation Capital Guardian Trust Company (“CGTC”), the funds’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

110	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Methods and inputs – The funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider

Private Client Services Funds	111

Capital Group Private Client Services Funds

Notes to financial statements (continued)

relevant principles and factors when making fair value determinations. The funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the funds’ investment adviser’s compliance group.

Classifications – The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of October 31, 2017 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group Core Municipal Fund
Bonds & notes	$—	$397,103	$—	$397,103
Short-term securities	—	50,242	—	50,242
Total	$—	$447,345	$—	$447,345

112	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group Short-Term Municipal Fund
Bonds & notes	$—	$131,750	$—	$131,750
Short-term securities	—	19,739	—	19,739
Total	$—	$151,489	$—	$151,489

Capital Group California Core Municipal Fund
Bonds & notes	$—	$356,239	$—	$356,239
Short-term securities	—	31,538	—	31,538
Total	$—	$387,777	$—	$387,777

Capital Group California Short-Term Municipal Fund
Bonds & notes	$—	$115,206	$—	$115,206
Short-term securities	—	3,050	—	3,050
Total	$—	$118,256	$—	$118,256

Capital Group Core Bond Fund
Bonds, notes & other debt investments
U.S. government & government agency bonds & notes	$—	$226,587	$—	$226,587
Mortgage-backed obligations	—	30,738	—	30,738
Corporate bonds & notes	—	88,539	—	88,539
Municipals	—	6,399	—	6,399
Government & government agency bonds & notes outside the U.S.	—	2,086	—	2,086
Asset-backed obligations	—	20,683	—	20,683
Short-term securities	—	54,751	—	54,751
Total	$—	$429,783	$—	$429,783

Capital Group Global Equity Fund
Common Stocks[1]	$561,259	$—	$—	$561,259
Short-term securities	—	9,899	—	9,899
Total	$561,259	$9,899	$—	$571,158

Capital Group International Equity Fund
Common Stocks[1]	$1,500,409	$—	$—	$1,500,409
Preferred Securities	6,289	—	—	6,289
Short-term securities	—	74,068	—	74,068
Total	$1,506,698	$74,068	$—	$1,580,766

Private Client Services Funds	113

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group U.S. Equity Fund
Common Stocks[1]	$230,178	$—	$—	$230,178
Short-term securities	—	6,697	—	6,697
Total	$230,178	$6,697	$—	$236,875

[1]	The level classification by major category of investments is the same as the category presentation in the Schedule of investments.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks – The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

114	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Investing in municipal bonds of issuers within the state of California — Because Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest primarily in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S, or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest

Private Client Services Funds	115

Capital Group Private Client Services Funds

Notes to financial statements (continued)

and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls – Capital Group Core Bond Fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

6. Taxation and distributions

Federal income taxation – The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required. Generally, income earned by Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the year ended October 31, 2017, the funds did not have a liability for any unrecognized tax benefits. The funds recognized interest and penalties, if any, related to unrecognized tax benefit as income tax expense in the statement of operations. During the year, the funds did not incur any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2013 and by state tax authorities for tax years before 2012.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, Capital Group International Equity Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net

116	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

capital losses; cost of investments sold; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the table below, some of the funds had capital loss carryforwards available at October 31, 2017. These will be used to offset any capital gains realized by the funds in future years. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2017 the components of distributable earnings on a tax basis were as follows (dollars in thousands):

				Capital
		Capital	Capital	Group
	Capital	Group	Group	California	Capital	Capital		Capital
	Group	Short-	California	Short-	Group	Group	Capital	Group
	Core	Term	Core	Term	Core	Global	Group	U.S.
	Municipal	Municipal	Municipal	Municipal	Bond	Equity	International	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Equity Fund	Fund
As of October 31, 2017:

Undistributed tax-exempt income	$2	$—	$—	$—	$—	$—	$—	$—
Undistributed ordinary income	—	—	—	31	—	6,334	21,574	—
Undistributed long-term capital gain	868	—	355	54	—	20,170	—	10,650
Capital loss carryforward No expiration	—	(241)	—	—	(698)	—	(79,865)	—

Capital loss carryforwards utilized	$—	$—	$—	$—	$—	$—	$15,194	$—

Private Client Services Funds	117

Capital Group Private Client Services Funds

Notes to financial statements (continued)

As of October 31, 2017, the tax-basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

					Capital
		Capital		Capital	Group
	Capital	Group		Group	California	Capital		Capital		Capital
	Group	Short-		California	Short-	Group		Group	Capital	Group
	Core	Term		Core	Term	Core		Global	Group	U.S.
	Municipal	Municipal		Municipal	Municipal	Bond		Equity	International	Equity
	Fund	Fund		Fund	Fund	Fund		Fund	Equity Fund	Fund
Reclassification (from) to distributions in excess of/undistributed net investment income (to) from accumulated net realized loss/undistributed net realized gain	$—	$—	*	$—	$— *	$—		$(325)	$(313)	$(207)
Reclassification to (from) distributions in excess of/undistributed net investment income (to) from capital paid in on shares of beneficial interest	(14)	—	*	(2)	—	—	*	—	—	—
Reclassification (from) to accumulated net realized loss (to) from capital paid in on shares of beneficial interest	(78)	—		(40)	(30)	—	*	(1,663)	—	(601)
Gross unrealized appreciation on investment securities	$5,738	$650		$7,290	$735	$2,771		$169,425	$415,886	$76,435
Gross unrealized depreciation on investment securities	(871)	(277)		(566)	(180)	(1,902)		(4,383)	(17,566)	(1,156)
Net unrealized appreciation on investment securities	$4,867	$373		$6,724	$555	$869		$165,042	$398,320	$75,279
Cost of investments securities	$442,478	$151,116		$381,053	$117,701	$428,914		$406,116	$1,182,446	$161,596

*	Amount less than one thousand

118	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

The tax character of distributions paid during the funds’ year ended October 31, 2017 and the funds’ year ended October 31, 2016, the most recently completed tax year, were as follows (dollars in thousands):

	Year ended October 31, 2017			Year ended October 31, 2016
	Tax-Exempt	Ordinary Income	Long-Term Capital Gains	Tax-Exempt	Ordinary Income		Long-Term Capital Gains
Capital Group Core Municipal Fund	$8,282	$—	$144	$7,720	$1		$303
Capital Group Short-Term Municipal Fund	2,242	32	—	1,846	1		20
Capital Group California Core Municipal Fund	6,542	—	284	6,040	—	*	—
Capital Group California Short-Term Municipal Fund	1,292	—	52	1,144	—	*	123
Capital Group Core Bond Fund	—	7,046	719	—	5,532		617
Capital Group Global Equity Fund	—	7,255	—	—	6,944		15,930
Capital Group International Equity Fund	—	19,754	—	—	15,606		—
Capital Group U.S. Equity Fund	—	3,244	8,959	—	3,101		6,581

*	Amount less than one thousand.

7. Fees and transactions with related parties

CGTC serves as investment adviser to the funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through January 1, 2019, to limit the funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

	Expense Limitation*
Fund	Period from 11/1/2016 to 3/31/2017	Period from 4/1/2017 to 10/31/2017
Capital Group Core Municipal Fund	0.40%	0.30%
Capital Group Short-Term Municipal Fund	0.40%	0.30%
Capital Group California Core Municipal Fund	0.40%	0.30%
Capital Group California Short-Term Municipal Fund	0.40%	0.30%
Capital Group Core Bond Fund	0.40%	0.30%
Capital Group Global Equity Fund	0.85%	0.65%
Capital Group International Equity Fund	0.85%	0.65%
Capital Group U.S. Equity Fund	0.65%	0.425%

*	The investment advisory services fees were amended effective April 1, 2017.

CGTC does not intend to recoup any reimbursed expenses from a prior year under expense limitations then in effect for the funds.

Investment advisory services – The funds have an investment advisory and service agreement with CGTC that provides for monthly fees accrued daily. From November 1, 2016 to March 31, 2017, the fee for each fixed income fund was 0.35% of the average daily net assets of the fund. For the services it provides to Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund, CGTC receives a unified management fee based on a percentage of the average daily net assets of the funds. From November 1, 2016 to March 31, 2017, the unified management fee for Capital Group Global Equity Fund and Capital Group International Equity Fund was 0.85% of the average daily net assets of each fund. The unified management fee for Capital Group U.S. Equity Fund was 0.65% of the average daily net assets of the fund. Effective, April 1, 2017, the monthly fees were

Private Client Services Funds	119

Capital Group Private Client Services Funds

Notes to financial statements (continued)

amended for all funds. The fee for each fixed income fund was amended to 0.25% of the average daily net assets of the fund. The unified management fee for Capital Group Global Equity Fund and Capital Group International Equity Fund was amended to 0.65% of the average daily net assets of each fund. The unified management fee for Capital Group U.S. Equity Fund was amended to 0.425% of the average daily net assets of the fund.

For the equity funds, all managing and operating expenses are paid by CGTC from the unified management fees except brokerage expenses, taxes, interest, compensation, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the funds, which are currently reimbursed by the advisor. A portion of the funds’ management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American funds Distributors, ® Inc. (the “Distributor”) is the principal underwriter of each fund’s shares. The Distributor does not receive any compensation related to the sale of shares of the funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or trustees received any compensation directly from the Trust.

Security transactions with related funds — The Trust’s five fixed-income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) may purchase from, or sell securities to, other CGTC-managed funds (or accounts managed by certain affiliates of CGTC) under procedures adopted by the funds’ board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2017, such purchase and sale transactions occurred between Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and related funds in the amounts of $10,701,000, $2,459,000, $13,938,000 and $5,787,000, respectively, for purchases and $11,829,000, $6,851,000, $5,240,000 and $3,496,000, respectively, for sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CGTC-managed funds (or funds managed by certain affiliates of CGTC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2017.

120	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2017

Capital Group Core Municipal Fund	$101,192	9,764	$5,846	565	$(67,034)	(6,488)	$40,004	3,841
Capital Group Short-Term Municipal Fund	79,828	7,946	1,681	167	(109,740)	(10,927)	(28,231)	(2,814)
Capital Group California Core Municipal Fund	91,608	8,697	4,558	434	(40,534)	(3,869)	55,632	5,262
Capital Group California Short-Term Municipal Fund	46,705	4,587	872	86	(45,366)	(4,457)	2,211	216
Capital Group Core Bond Fund	101,119	9,984	5,963	589	(37,097)	(3,654)	69,985	6,919
Capital Group Global Equity Fund	53,952	3,836	5,365	425	(80,505)	(5,764)	(21,188)	(1,503)
Capital Group International Equity Fund	293,846	25,080	2,587	241	(357,217)	(31,060)	(60,784)	(5,739)
Capital Group U.S. Equity Fund	12,512	604	10,740	532	(31,287)	(1,466)	(8,035)	(330)

Private Client Services Funds	121

Capital Group Private Client Services Funds

Notes to financial statements (continued)

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Capital Group Core Municipal Fund	$72,380	6,853	$5,421	515	$(51,155)	(4,848)	$26,646	2,520
Capital Group Short-Term Municipal Fund	141,327	13,929	1,377	136	(106,108)	(10,457)	36,596	3,608
Capital Group California Core Municipal Fund	61,473	5,723	3,866	361	(36,927)	(3,441)	28,412	2,643
Capital Group California Short-Term Municipal Fund	35,087	3,413	928	91	(29,650)	(2,884)	6,365	620
Capital Group Core Bond Fund	50,573	4,927	4,540	444	(41,222)	(4,029)	13,891	1,342
Capital Group Global Equity Fund	62,500	5,089	18,674	1,494	(79,816)	(6,413)	1,358	170
Capital Group International Equity Fund	475,681	43,766	2,021	178	(419,140)	(38,212)	58,562	5,732
Capital Group U.S. Equity Fund	24,876	1,297	8,642	446	(21,157)	(1,101)	12,361	642

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

122	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

9. Investment transactions

The funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the funds’ year ended October 31, 2017, as follows (dollars in thousands):

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Group Core Municipal Fund	$—	$198,832	$—	$179,836
Capital Group Short-Term Municipal Fund	—	60,142	—	78,384
Capital Group California Core Municipal Fund	—	135,758	—	85,222
Capital Group California Short-Term Municipal Fund	—	45,462	—	38,741
Capital Group Core Bond Fund	330,322	52,926	268,255	63,059
Capital Group Global Equity Fund	—	100,051	—	117,498
Capital Group International Equity Fund	—	233,050	—	328,103
Capital Group U.S. Equity Fund	—	42,605	—	56,785

10. Advisory platform concentration

Most of the shares of Capital Group International Equity fund are held through a single advisory platform (more than 89% of the fund as of October 31, 2017). If the platform sponsor decides to move a significant number of its clients out of the fund it could have an adverse impact by causing the fund to have to sell securities in order to meet redemptions. The fund’s investment adviser monitors the fund’s asset allocation and the liquidity of the fund’s portfolio in seeking to mitigate this risk.

Private Client Services Funds	123

Capital Group Core Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

		For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13

Selected per share data:

Net asset value, beginning of year	$10.48	$10.49	$10.56	$10.44	$10.64

Income from investment operations:[1]
Net investment income	0.21	0.21	0.21	0.21	0.21
Net realized and unrealized (losses) gains on securities	(0.07)	(—)[2]	(0.07)	0.12	(0.20)
Total from investment operations	0.14	0.21	0.14	0.33	0.01

Dividends and distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.21)	(0.21)	(0.21)
Distributions from capital gain	(—)[2]	(0.01)	—	—	—
Total dividends and distributions	(0.21)	(0.22)	(0.21)	(0.21)	(0.21)

Net asset value, end of year	$10.41	$10.48	$10.49	$10.56	$10.44

Total return[3]	1.39%	1.97%	1.31%	3.18%	0.10%

Net assets, end of year (in millions)	$442	$405	$379	$341	$299

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.35%	0.41%	0.42%	0.41%	0.41%
Ratio of expenses to average net assets after reimbursement[3]	0.34%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	2.02%	1.97%	1.97%	2.00%	2.00%

Portfolio turnover rate	47%	18%	16%	9%	18%

[1]	Based on average shares outstanding.
[2]	Amount less than $0.01.
[3]	Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

124	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13

Selected per share data:

Net asset value, beginning of year	$10.11	$10.12	$10.19	$10.21	$10.32

Income from investment operations:[1]
Net investment income	0.14	0.12	0.12	0.13	0.14
Net realized and unrealized losses on securities	(0.02)	(0.01)	(0.07)	(0.01)	(0.07)
Total from investment operations	0.12	0.11	0.05	0.12	0.07

Dividends and distributions:
Dividends from net investment income	(0.14)	(0.12)	(0.12)	(0.13)	(0.14)
Distributions from capital gain	(—)[2]	(—)[2]	(—)[2]	(0.01)	(0.04)
Total dividends and distributions	(0.14)	(0.12)	(0.12)	(0.14)	(0.18)

Net asset value, end of year	$10.09	$10.11	$10.12	$10.19	$10.21

Total return[3]	1.26%	1.06%	0.51%	1.20%	0.66%

Net assets, end of year (in millions)	$150	$179	$142	$155	$136

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.41%	0.45%	0.46%	0.45%	0.44%
Ratio of expenses to average net assets after reimbursement[3]	0.35%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.42%	1.14%	1.15%	1.24%	1.34%

Portfolio turnover rate	42%	24%	27%	20%	18%

[1]	Based on average shares outstanding.
[2]	Amount less than $0.01.
[3]	Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

Private Client Services Funds	125

Capital Group California Core Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13

Selected per share data:

Net asset value, beginning of year	$10.69	$10.59	$10.62	$10.40	$10.65

Income from investment operations:[1]
Net investment income	0.20	0.21	0.21	0.20	0.20
Net realized and unrealized (losses) gains on securities	(0.11)	0.09	(0.03)	0.22	(0.20)
Total from investment operations	0.09	0.30	0.18	0.42	—

Dividends and distributions:
Dividends from net investment income	(0.20)	(0.20)	(0.21)	(0.20)	(0.21)
Distributions from capital gain	(0.01)	—	—	—	(0.04)
Total dividends and distributions	(0.21)	(0.20)	(0.21)	(0.20)	(0.25)

Net asset value, end of year	$10.57	$10.69	$10.59	$10.62	$10.40

Total return[2]	0.84%	2.86%	1.68%	4.08%	(0.04)%

Net assets, end of year (in millions)	$388	$336	$305	$280	$227

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.35%	0.41%	0.42%	0.41%	0.41%
Ratio of expenses to average net assets after reimbursement[2]	0.34%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[2]	1.88%	1.89%	1.95%	1.92%	1.93%

Portfolio turnover rate	27%	11%	13%	18%	17%

[1]	Based on average shares outstanding.
[2]	Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

126	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13

Selected per share data:

Net asset value, beginning of year	$10.23	$10.28	$10.31	$10.27	$10.32

Income from investment operations:[1]
Net investment income	0.11	0.10	0.10	0.09	0.09
Net realized and unrealized (losses) gains on securities	(0.02)	(0.04)	(0.03)	0.04	(0.04)
Total from investment operations	0.09	0.06	0.07	0.13	0.05

Dividends and distributions:
Dividends from net investment income	(0.11)	(0.10)	(0.10)	(0.09)	(0.09)
Distributions from capital gain	(—)[2]	(0.01)	(—)[2]	(—)[2]	(0.01)
Total dividends and distributions	(0.11)	(0.11)	(0.10)	(0.09)	(0.10)

Net asset value, end of year	$10.21	$10.23	$10.28	$10.31	$10.27

Total return[3]	0.97%	0.63%	0.74%	1.30%	0.48%

Net assets, end of year (in millions)	$120	$118	$112	$138	$115

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.42%	0.46%	0.46%	0.44%	0.44%
Ratio of expenses to average net assets after reimbursement[3]	0.35%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.11%	1.00%	0.98%	0.89%	0.91%

Portfolio turnover rate	36%	19%	23%	19%	9%

[1]	Based on average shares outstanding.
[2]	Amount less than $0.01.
[3]	Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

Private Client Services Funds	127

Capital Group Core Bond Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13

Selected per share data:

Net asset value, beginning of year	$10.31	$10.19	$10.25	$10.24	$10.62

Income from investment operations:[1]
Net investment income	0.16	0.16	0.16	0.16	0.15
Net realized and unrealized (losses) gains on securities	(0.12)	0.15	(0.04)	0.04	(0.22)
Total from investment operations	0.04	0.31	0.12	0.20	(0.07)

Dividends and distributions:
Dividends from net investment income	(0.16)	(0.16)	(0.16)	(0.16)	(0.15)
Distributions from capital gain	(0.05)	(0.03)	(0.02)	(0.03)	(0.16)
Total dividends and distributions	(0.21)	(0.19)	(0.18)	(0.19)	(0.31)

Net asset value, end of year	$10.14	$10.31	$10.19	$10.25	$10.24

Total return[2]	0.41%	3.03%	1.25%	1.95%	(0.69)%

Net assets, end of year (in millions)	$416	$352	$335	$310	$296

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.35%	0.41%	0.42%	0.41%	0.41%
Ratio of expenses to average net assets after reimbursement[2]	0.34%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[2]	1.58%	1.55%	1.59%	1.57%	1.43%

Portfolio Turnover Rate[3]:
Excluding mortgage dollar roll transactions	52%	58%	87%	— [4]	— [4]
Including mortgage dollar roll transactions	95%	86%	126%	137%	192%

[1]	Based on average shares outstanding.
[2]	Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.
[3]	Refer to Note 5 for more information on mortgage dollar rolls.
[4]	Not available.

128	Private Client Services Funds

Capital Group Global Equity Fund

Financial highlights

(for a share outstanding throughout each year)

		For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13

Selected per share data:

Net asset value, beginning of year	$12.65	$13.13	$13.27	$12.43	$9.99

Income from investment operations:[1]
Net investment income	0.21	0.20	0.18	0.14	0.12
Net realized and unrealized gains (losses) on securities	2.95	(0.08)	(0.03)	0.80	2.45
Total from investment operations	3.16	0.12	0.15	0.94	2.57

Dividends and distributions:
Dividends from net investment income	(0.19)	(0.18)	(0.14)	(0.10)	(0.13)
Distributions from capital gain	—	(0.42)	(0.15)	—	—
Total dividends and distributions	(0.19)	(0.60)	(0.29)	(0.10)	(0.13)

Net asset value, end of year	$15.62	$12.65	$13.13	$13.27	$12.43

Total return[2]	25.36%	1.04%	1.10%	7.60%	26.10%

Net assets, end of year (in millions)	$571	$482	$498	$510	$412

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.73%	0.86%	0.86%	0.85%	0.86%
Ratio of expenses to average net assets after reimbursement[2]	0.73%[3]	0.85%	0.85%	0.85%[3]	0.85%
Ratio of net investment income to average net assets[2]	1.52%	1.64%	1.34%	1.09%	1.09%

Portfolio turnover rate	20%	36%	39%	29%	25%

[1]	Based on average shares outstanding.
[2]	Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.
[3]	Reimbursement was less than 0.005%.

Private Client Services Funds	129

Capital Group International Equity Fund

Financial highlights

(for a share outstanding throughout each year)

		For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Selected per share data:

Net asset value, beginning of year	$11.23	$11.50	$11.56	$11.72	$9.74

Income from investment operations:[1]
Net investment income	0.20	0.16	0.13	0.16	0.15
Net realized and unrealized gains (losses) on securities	2.42	(0.30)	(0.05)	(0.23)	1.88
Total from investment operations	2.62	(0.14)	0.08	(0.07)	2.03

Dividends and distributions:
Dividends from net investment income	(0.18)	(0.13)	(0.14)	(0.09)	(0.05)
Total dividends and distributions	(0.18)	(0.13)	(0.14)	(0.09)	(0.05)

Net asset value, end of year	$13.67	$11.23	$11.50	$11.56	$11.72

Total return[2]	23.73%	(1.20)%	0.69%	(0.62)%	20.93%

Net assets, end of year (in millions)	$1,584	$1,366	$1,333	$1,652	$989

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.73%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets after reimbursement[2]	0.73%[3]	0.85%[3]	0.85%[3]	0.85%[3]	0.85%[3]
Ratio of net investment income to average net assets[2]	1.64%	1.44%	1.11%	1.35%	1.44%

Portfolio turnover rate	17%	21%	34%	33%	25%

[1]	Based on average shares outstanding.
[2]	Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.
[3]	Reimbursement was less than 0.005%.

130	Private Client Services Funds

Capital Group U.S. Equity Fund

Financial highlights

(for a share outstanding throughout each year)

		For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Selected per share data:

Net asset value, beginning of year	$19.78	$19.88	$20.11	$18.33	$14.75

Income from investment operations:[1]
Net investment income	0.32	0.33	0.26	0.25	0.20
Net realized and unrealized gains on securities	4.02	0.55	0.46	2.05	3.61
Total from investment operations	4.34	0.88	0.72	2.30	3.81

Dividends and distributions:
Dividends from net investment income	(0.31)	(0.30)	(0.24)	(0.24)	(0.22)
Distributions from capital gain	(0.86)	(0.68)	(0.71)	(0.28)	(0.01)
Total dividends and distributions	(1.17)	(0.98)	(0.95)	(0.52)	(0.23)

Net asset value, end of year	$22.95	$19.78	$19.88	$20.11	$18.33

Total return[2]	22.76%	4.58%	3.75%	12.78%	26.06%

Net assets, end of year (in millions)	$236	$210	$198	$192	$167

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.53%	0.66%	0.67%	0.66%	0.66%
Ratio of expenses to average net assets after reimbursement[2]	0.52%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[2]	1.52%	1.68%	1.31%	1.30%	1.22%

Portfolio turnover rate	19%	31%	29%	27%	25%

[1]	Based on average shares outstanding.
[2]	Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

Private Client Services Funds	131

Capital Group Private Client Services Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Capital Group Private Client Services Funds:

We have audited the accompanying statements of assets and liabilities of Capital Group Private Client Services Funds (the “Trust”) comprising the Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund, Capital Group Core Bond Fund, Capital Group Global Equity Fund, Capital Group International Equity Fund, and Capital Group U.S. Equity Fund, including the schedules of investments, as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Group Private Client Services Funds as of October 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

December 19, 2017

132	Private Client Services Funds

Capital Group Private Client Services Funds

Tax Information (unaudited)

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The Funds hereby designate the following amounts for the year ended October 31, 2017.

				Capital
				Group
	Capital			California
	Group Core	Capital Group	Capital Group	Short-Term
	Municipal	Short-Term	California Core	Municipal
	Fund	Municipal Fund	Municipal Fund	Fund
Long-term capital gains	$223,000	$—	$324,000	$52,000
Exempt Interest dividends	100%	99.96%	99.99%	100%

	Capital	Capital Group	Capital Group	Capital Group
	Group Core	Global Equity	International	U.S. Equity
	Bond Fund	Fund	Equity Fund	Fund
Long-term capital gains	$719,000	$1,663,000	$—	$9,568,000
Foreign taxes (per share)	—	0.02	0.03	—
Foreign source income (per share)	—	0.21	0.31	—
Qualified dividend income	—	100%	100%	100%
Corporate dividends received deduction	—	$4,979,000	—	$3,548,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2018, to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their tax advisors.

Private Client Services Funds	133

Capital Group Private Client Services Funds

Expense example (unaudited)

As a shareholder of the funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 through October 31, 2017).

Actual expenses:

The first line of each fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each fund in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the funds and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses
	account	account	paid	Annualized
	value	value	during	expense
	5/1/2017	10/31/2017	period*	ratio
Capital Group Core Municipal Fund
actual return	$1,000.00	$1,015.00	$1.52	0.30%
assumed 5% return	1,000.00	1,023.70	1.53	0.30%
Capital Group Short-Term Municipal Fund
actual return	1,000.00	1,009.70	1.57	0.31%
assumed 5% return	1,000.00	1,023.60	1.58	0.31%
Capital Group California Core Municipal Fund
actual return	1,000.00	1,013.90	1.52	0.30%
assumed 5% return	1,000.00	1,023.70	1.53	0.30%
Capital Group California Short-Term Municipal Fund
actual return	1,000.00	1,007.80	1.52	0.30%
assumed 5% return	1,000.00	1,023.70	1.53	0.30%
Capital Group Core Bond Fund
actual return	1,000.00	1,007.40	1.52	0.30%
assumed 5% return	1,000.00	1,023.70	1.53	0.30%

134	Private Client Services Funds

Capital Group Private Client Services Funds

Expense example (unaudited) (continued)

	Beginning	Ending	Expenses
	account	account	paid	Annualized
	value	value	during	expense
	5/1/2017	10/31/2017	period*	ratio
Capital Group Global Equity Fund
actual return	1,000.00	1,121.30	3.48	0.65%
assumed 5% return	1,000.00	1,021.90	3.31	0.65%
Capital Group International Equity Fund
actual return	1,000.00	1,124.20	3.48	0.65%
assumed 5% return	1,000.00	1,021.90	3.31	0.65%
Capital Group U.S. Equity Fund
actual return	1,000.00	1,085.20	2.26	0.43%
assumed 5% return	1,000.00	1,023.00	2.19	0.43%

*	Expenses are equal to the fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Private Client Services Funds	135

Capital Group Private Client Services Funds

Trustees and other officers

“Independent” Trustees1

Name, year of birth and position with funds	Year first elected as a trustee[2]	Principal occupation(s) during the past five years	Number of portfolios overseen in fund complex by trustee	Other directorships[3] held by trustee
Joseph C. Berenato, 1946	2015	Former Chairman and CEO, Ducommun Incorporated (aerospace components manufacturer)	16	None
Richard G. Capen, Jr., 1934	2009	Corporate director and author	10	None
Vanessa C. L. Chang, 1952	2015	Director, EL & EL Investments (real estate)	17	Edison International; Sykes Enterprises; Transocean Ltd.
H. Frederick Christie, 1933	2009	Private investor	10	None
Richard G. Newman, 1934 Chairman of the Board (Independent and Non- Executive)	2009	Founder and Chairman Emeritus, AECOM Technology Corporation (global engineering, consulting and professional technical services)	10	None

136	Private Client Services Funds

Capital Group Private Client Services Funds

Trustees and other officers

“Interested” trustees4

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Guardian Trust Company or its affiliates. This management role with the funds’ service providers also permits them to make a significant contribution to the funds’ board.

Name, year of birth and position with funds	Year first elected as a director/officer[2]	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds	Number of portfolios overseen in fund complex by trustee	Other directorships[3] held by trustee
Paul F. Roye, 1953 Vice Chairman of the Board	2009	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company[6] Director – Capital Research and Management Company[6]	11	None

Private Client Services Funds	137

Capital Group Private Client Services Funds

Trustees and other officers

Other officers5

Name, year of birth and position with funds	Year first elected an officer[2]	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds
John S. Armour, 1957 President	2013	President – Private Client Services Division, Capital Bank and Trust Company[6]
Aaron Applebaum, 1961 Senior Vice President	2017	Partner - Capital Fixed Income Investors, Capital Research and Management Company[6]
Mark Marinella, 1958 Senior Vice President	2016	Vice President – Capital Fixed Income Investors, Capital Research and Management Company[6]
John R. Queen, 1965 Senior Vice President	2009	Senior Vice President – Private Client Services Division, Capital Bank and Trust Company[6]; Vice President – Capital Fixed Income Investors, Capital Research and Management Company[6]
William L. Robbins, 1968 Senior Vice President	2014	Partner– Capital International Investors, Capital Research and Management Company[6]
Timothy W. McHale, 1978 Vice President	2009	Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company[6]; Secretary – American Funds Distributors, Inc.[6]
Courtney R. Taylor, 1975 Secretary	2009	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company[6]
Gregory F. Niland, 1971 Treasurer	2014	Vice President – Investment Operations, Capital Research and Management Company[6]
Susan K. Countess, 1966 Assistant Secretary	2012	Associate – Fund Business Management Group, Capital Research and Management Company[6]
Brian Janssen, 1972 Assistant Treasurer	2014	Vice President – Investment Operations, Capital Research and Management Company[6]

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the funds serve until their resignation, removal or retirement.
[3]	This includes all directorships (other than the funds) that are held by each trustee as a director of a public company or a registered investment company. Unless otherwise noted, all directorships are current.
[4]	The term “interested” trustee refers to a trustee who is an “interested person” of the funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the funds’ investment adviser, Capital Guardian Trust Company, or affiliated entities (including the funds’ principal underwriter).
[5]	All of the officers listed, except Mark Marinella and William L. Robbins, are officers of one or more of the other funds for which Capital Guardian Trust Company serves as Investment Adviser.
[6]	Company affiliated with Capital Guardian Trust Company.

The funds’ statement of additional information includes further details about fund trustees and is available without charge upon request by calling Capital Group Private Client Services at 800-421-4996 or by visiting the funds website at capitalpcsfunds.com. The address for all trustees and officers of the funds is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

138	Private Client Services Funds

Capital Group Private Client Services Funds

Offices of the funds
Capital Guardian Trust Company
6455 Irvine Center Drive
Irvine, CA 92618

Offices of the investment adviser
Capital Guardian Trust Company
333 South Hope Street
Los Angeles, CA 90071-1406

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Costa Mesa, CA 92626

Transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, Twenty-Second Floor
Los Angeles, CA 90071-3132

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at 800-421-4996 to obtain a copy of the prospectus.

The proxy voting procedures and principles of Capital Group Private Client Services Funds, which describe how we vote proxies relating to portfolio securities, is available upon request by calling Capital Group Private Client Services at 800-421-4996. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website at http://www.sec.gov or by calling Capital Group Private Client Services at 800-421-4996.

Capital Group Private Client Services Funds files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ forms N-Q are available on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800-SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services at 800-421-4996.

Private Client Services Funds	139

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Vanessa C. L. Chang, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2016	$260,000
2017	$267,000

b) Audit-Related Fees:
2016	None
2017	None

c) Tax Fees:
2016	$58,000
2017	$65,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2016	None

2017	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2016	$78,000
2017	$8,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
Not Applicable

d) All Other Fees:
Not Applicable

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $209,000 for fiscal year 2016 and $118,000 for fiscal year 2017. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

 ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: December 29, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 29, 2017